UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-33395
                                   ---------

                     FRANKLIN FEDERAL TAX-FREE INCOME FUND
                     -------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

      MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
      -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area
code: (650) 312-2000
      --------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period: 4/30/04
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                                         APRIL 30, 2004



                            [CHILDREN PHOTO OMITTED]

         ANNUAL REPORT AND SHAREHOLDER LETTER           TAX-FREE INCOME

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                                FRANKLIN FEDERAL       Eligible shareholders can
                              TAX-FREE INCOME FUND     sign up by eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
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                  [FRANKLIN TEMPLETON INVESTMENTS LOGO OMITTED]

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

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 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
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Not part of the annual report

                                    Contents

SHAREHOLDER LETTER ........................   1

SPECIAL FEATURE:
Understanding Your Tax-Free
Income Fund ...............................   4

Franklin Federal Tax-Free Income Fund .....   7

Performance Summary .......................  11

Financial Highlights and
Statement of Investments ..................  16

Financial Statements ......................  53

Notes to Financial Statements .............  56

Report of Independent Registered
Public Accounting Firm ....................  62

Tax Designation ...........................  63

Board Members and Officers ................  64

Proxy Voting Policies and Procedures ......  69

--------------------------------------------------------------------------------


Annual Report

Franklin Federal Tax-Free Income Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Federal Tax-Free Income Fund seeks to provide high, current income exempt from federal income tax through a nationally diversified portfolio consisting of municipal securities. 1

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
Credit Quality Breakdown*
Based on Total Long-Term Investments as of 4/30/04


AAA ...........................60.0%
AA ............................10.1%
A ............................. 8.9%
BBB ...........................17.4%
Below Investment Grade ........ 3.6%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.

--------------------------------------------------------------------------------


This annual report for Franklin Federal Tax-Free Income Fund covers the fiscal year ended April 30, 2004.


PERFORMANCE OVERVIEW

Because bond yield and price typically move in opposite directions, as municipal bond yields rose bond prices fell for the 12-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $11.99 on April 30, 2003, to $11.91 on April 30, 2004. The Fund's Class A shares paid dividends totaling 56.00 cents per share for the same period. 2 The Performance Summary



--------------------------------------------------------------------------------
1. These dividends are generally subject to state and local income taxes. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 20.
--------------------------------------------------------------------------------


                                                               Annual Report | 7

DIVIDEND DISTRIBUTIONS 3
5/1/03-4/30/04

--------------------------------------------------------------------------------
                                         DIVIDEND PER SHARE
                             ---------------------------------------------------
   MONTH                      CLASS A      CLASS B      CLASS C    ADVISOR CLASS
--------------------------------------------------------------------------------
   May                       4.85 cents   4.30 cents   4.33 cents   4.93 cents
--------------------------------------------------------------------------------
   June                      4.65 cents   4.10 cents   4.04 cents   4.74 cents
--------------------------------------------------------------------------------
   July                      4.65 cents   4.10 cents   4.04 cents   4.75 cents
--------------------------------------------------------------------------------
   August                    4.65 cents   4.10 cents   4.06 cents   4.74 cents
--------------------------------------------------------------------------------
   September                 4.65 cents   4.10 cents   4.06 cents   4.74 cents
--------------------------------------------------------------------------------
   October                   4.65 cents   4.10 cents   4.06 cents   4.74 cents
--------------------------------------------------------------------------------
   November                  4.65 cents   4.10 cents   4.06 cents   4.74 cents
--------------------------------------------------------------------------------
   December                  4.65 cents   4.08 cents   4.08 cents   4.73 cents
--------------------------------------------------------------------------------
   January                   4.65 cents   4.08 cents   4.08 cents   4.74 cents
--------------------------------------------------------------------------------
   February                  4.65 cents   4.08 cents   4.08 cents   4.74 cents
--------------------------------------------------------------------------------
   March                     4.65 cents   4.09 cents   4.08 cents   4.73 cents
--------------------------------------------------------------------------------
   April                     4.65 cents   4.09 cents   4.08 cents   4.74 cents
--------------------------------------------------------------------------------
   TOTAL                     56.00 CENTS  49.32 CENTS  49.05 CENTS  57.06 CENTS
--------------------------------------------------------------------------------


beginning on page 11 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.49%, based on an annualization of April's 4.65 cent ($0.0465) per share dividend and the maximum offering price of $12.44 on April 30, 2004. An investor in the 2004 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 6.90% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B, C and Advisor shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the 12 months under review as many municipal bond issuers sought to take advantage of the low interest rate environment and exercised call options on their outstanding higher-coupon bonds issued several years ago. In general, we were limited to reinvesting the proceeds from these bond calls and from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and caused dividend distributions to decline slightly, as shown in the dividend distributions table.


--------------------------------------------------------------------------------
3. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
--------------------------------------------------------------------------------




8 |  Annual Report

MUNICIPAL BOND MARKET OVERVIEW

Municipal bond prices traced an unsteady path at times during the year under review as significant events affected the market. Globally, triumphs and setbacks in Iraq and the Middle East, tension with North Korea, outbreaks of contagious diseases, and worldwide terrorist activity made headlines. Domestically, changing tax policies, mounting budget deficits, dollar devaluation, national health care reform, and several financial scandals were prominent news stories over the past 12 months. Such events seemed to be reflected in the Lehman Brothers Municipal Bond Index's volatility. The index returned 3.39% between April 30 and June 15, 2003, then fell 4.80% from June 15 through August 15, and rose 4.32% from August 15 through fiscal year-end.4 The municipal bond market, however, experienced less volatility than the 10-year Treasury note and the Standard & Poor's 500 Composite Index (S&P 500). 4

According to Municipal Market Data, the yield for 30-year AAA bonds increased from 4.61% at the beginning of the fiscal year under review to 4.93% on April 30, 2004. 5 Despite the yield increase on 30-year AAA bonds, long-term interest rates remained historically low. During calendar year 2003, municipalities issued $94 billion of bonds to refund their outstanding debt. Refunding debt combined with new-issue bonds totaled $384 billion in 2003, surpassing the $358 billion record set in 2002. 6

Another trend in the municipal bond market was greater short-term borrowing, largely because of the need to smooth annual revenues and fill budget gaps, and the unusually wide spread between short- and long-term rates. In 2003 municipal note issuance reached the second-highest level of the past decade. Despite the abundance of short-term notes, the difference between short- and long-term rates, illustrated by the yield curve, was wider on average for the year ended April 30, 2004, than for the 10 prior years. Although the yield curve was steep, which can reflect fear of rising rates on the long end, long-term interest rates remained near four-decade lows during the year under review.


--------------------------------------------------------------------------------
4. Source: Standard & Poor's Micropal. Based on the one-year annualized volatility as of 4/30/04 of the Lehman Brothers Municipal Bond Index, the P&R U.S. Treasury Note 10-Year Index and the S&P 500. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be used as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The P&R U.S. Treasury Note 10-Year Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

5. Source: Thomson Financial.

6. Source: The Bond Buyer online, www.bondbuyer.com, "A Decade of Municipal Bond Finance," 3/4/04.
--------------------------------------------------------------------------------



                                                               Annual Report | 9

PORTFOLIO BREAKDOWN
4/30/04

------------------------------------------------
                                      % OF TOTAL
                           LONG-TERM INVESTMENTS
------------------------------------------------
  Utilities                                20.5%
------------------------------------------------
  Transportation                           16.6%
------------------------------------------------
  Prerefunded                              16.0%
------------------------------------------------
  General Obligation                       13.7%
------------------------------------------------
  Hospital & Health Care                   10.9%
------------------------------------------------
  Subject to Government Appropriations      6.6%
------------------------------------------------
  Tax-Supported                             3.8%
------------------------------------------------
  Housing                                   3.4%
------------------------------------------------
  Corporate-Backed                          3.4%
------------------------------------------------
  Other Revenue                             3.2%
------------------------------------------------
  Higher Education                          1.9%
------------------------------------------------


Many states coped with financial challenges and budget deficits during the year under review. According to the Center on Budget and Policy Priorities, a nonpartisan organization that researches and analyzes a range of government policies and programs, in January 2003 the projected budget shortfall for fiscal year 2004 for all states totaled between $70 billion and $85 billion. However, in January 2004, Moody's Investors Service released a report entitled, "State Credit Cycle Approaches the Bottom; Lessons from the Early 1990s," which cited several factors that Moody's suggests could contribute to eventual restoration of fiscal balance. Even with large budgetary swings, overall municipal debt credit quality remained high, which resulted in Moody's credit upgrades surpassing downgrades by 415 to 306 for 2003.


INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolios become well diversified with a broad range of coupons, calls and maturities. This broad diversification helps stabilize Fund share price. We generally stay fully invested to support income distribution.


MANAGER'S DISCUSSION

The significant amount of new issuance during the Fund's fiscal year provided us with ample opportunity to keep the portfolio fully invested, improve the portfolio's structure or execute tax losses. The mixture of our value-oriented philosophy of investing primarily for income, a large supply of municipal bonds, and a steep yield curve favored the use of longer-term bonds. Consequently, we sought to remain fully invested in bonds that ranged from 15 to 30 years in maturity with good call features. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current income exempt from federal income tax.

Thank you for your participation in Franklin Federal Tax-Free Income Fund. We look forward to serving your future investment needs.


THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT HAVE BEEN OBTAINED FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

10 |  Annual Report

Performance Summary as of 4/30/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.


PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------------------
  CLASS A                                                  CHANGE           4/30/04          4/30/03
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    -$0.08            $11.91           $11.99
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/03-4/30/04)
----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.5600
----------------------------------------------------------------------------------------------------
  CLASS B                                                  CHANGE           4/30/04          4/30/03
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    -$0.09            $11.90           $11.99
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/03-4/30/04)
----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.4932
----------------------------------------------------------------------------------------------------
  CLASS C                                                  CHANGE           4/30/04          4/30/03
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    -$0.09            $11.90           $11.99
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/03-4/30/04)
----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.4905
----------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                            CHANGE           4/30/04          4/30/03
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    -$0.08            $11.92           $12.00
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/03-4/30/04)
----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.5706
----------------------------------------------------------------------------------------------------



        Annual Report | Past performance does not guarantee future results. | 11

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

-----------------------------------------------------------------------------------------------------
  CLASS A                                              1-YEAR            5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +4.08%           +25.66%          +76.83%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         -0.33%            +3.76%           +5.41%
-----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/04) 3                    +2.70%            +4.28%           +5.67%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 4                         4.49%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5      6.90%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                 3.64%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                  5.60%
-----------------------------------------------------------------------------------------------------
  CLASS B                                              1-YEAR            5-YEAR   INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +3.41%           +22.22%          +23.39%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         -0.56%            +3.76%           +3.87%
-----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/04) 3                    +2.67%            +4.28%           +4.39%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 4                         4.12%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5      6.35%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                 3.24%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                  4.98%
-----------------------------------------------------------------------------------------------------
  CLASS C                                               1-YEAR            5-YEAR   INCEPTION (5/1/95)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              +3.39%           +22.09%          +58.16%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                          +2.40%            +4.07%           +5.23%
-----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/04) 3                     +5.64%            +4.61%           +5.55%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 4                         4.11%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5      6.33%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                 3.24%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                  4.98%
-----------------------------------------------------------------------------------------------------
  ADVISOR CLASS 7                                       1-YEAR            5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +4.17%           +25.99%          +77.28%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         +4.17%            +4.73%           +5.89%
-----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/04) 3                    +7.26%            +5.23%           +6.15%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 4                         4.77%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5      7.34%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                 3.89%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                  5.98%
-----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM or call 1-800/342-5236.


12 |  Past performance does not guarantee future results.  |  Annual Report

--------------------------------------------------------------------------------
TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested interest. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.
--------------------------------------------------------------------------------



[GRAPHIC OMITTED]

CLASS A (5/1/94-4/30/04)


                  Franklin Federal
                  Tax-Free                Lehman Brothers
                  Income Fund             Municipal Bond
Date                                      Index 8                  CPI 8
5/1/94             9,578                  10,000                   10,000
5/31/94            9,648                  10,087                   10,007
6/30/94            9,610                  10,025                   10,041
7/31/94            9,746                  10,209                   10,068
8/31/94            9,784                  10,244                   10,109
9/30/94            9,688                  10,094                   10,136
10/31/94           9,550                   9,915                   10,142
11/30/94           9,386                   9,735                   10,156
12/31/94           9,576                   9,949                   10,156
1/31/95            9,819                  10,234                   10,197
2/28/95           10,055                  10,532                   10,237
3/31/95           10,137                  10,653                   10,271
4/30/95           10,173                  10,665                   10,305
5/31/95           10,410                  11,005                   10,326
6/30/95           10,377                  10,909                   10,346
7/31/95           10,458                  11,012                   10,346
8/31/95           10,557                  11,152                   10,373
9/30/95           10,612                  11,223                   10,393
10/31/95          10,748                  11,386                   10,427
11/30/95          10,912                  11,575                   10,421
12/31/95          11,022                  11,686                   10,414
1/31/96           11,069                  11,774                   10,475
2/29/96           11,025                  11,695                   10,509
3/31/96           10,926                  11,545                   10,563
4/30/96           10,919                  11,513                   10,604
5/31/96           10,930                  11,508                   10,624
6/30/96           11,044                  11,634                   10,631
7/31/96           11,127                  11,739                   10,651
8/31/96           11,135                  11,736                   10,672
9/30/96           11,276                  11,900                   10,706
10/31/96          11,390                  12,035                   10,739
11/30/96          11,561                  12,255                   10,760
12/31/96          11,541                  12,204                   10,760
1/31/97           11,569                  12,227                   10,794
2/28/97           11,674                  12,339                   10,828
3/31/97           11,566                  12,174                   10,855
4/30/97           11,662                  12,276                   10,868
5/31/97           11,808                  12,461                   10,862
6/30/97           11,925                  12,594                   10,875
7/31/97           12,201                  12,943                   10,889
8/31/97           12,129                  12,821                   10,909
9/30/97           12,268                  12,973                   10,936
10/31/97          12,346                  13,057                   10,963
11/30/97          12,415                  13,134                   10,957
12/31/97          12,576                  13,325                   10,943
1/31/98           12,674                  13,463                   10,963
2/28/98           12,690                  13,467                   10,984
3/31/98           12,717                  13,479                   11,004
4/30/98           12,703                  13,418                   11,024
5/31/98           12,865                  13,630                   11,045
6/30/98           12,924                  13,684                   11,058
7/31/98           12,962                  13,718                   11,072
8/31/98           13,116                  13,930                   11,085
9/30/98           13,239                  14,104                   11,099
10/31/98          13,235                  14,104                   11,126
11/30/98          13,284                  14,153                   11,126
12/31/98          13,322                  14,189                   11,119
1/31/99           13,437                  14,358                   11,147
2/28/99           13,411                  14,295                   11,160
3/31/99           13,450                  14,315                   11,194
4/30/99           13,478                  14,350                   11,275
5/31/99           13,429                  14,267                   11,275
6/30/99           13,255                  14,062                   11,275
7/31/99           13,282                  14,113                   11,309
8/31/99           13,143                  14,000                   11,336
9/30/99           13,138                  14,006                   11,391
10/31/99          12,963                  13,854                   11,411
11/30/99          13,071                  14,001                   11,418
12/31/99          12,951                  13,897                   11,418
1/31/00           12,865                  13,837                   11,452
2/29/00           13,019                  13,997                   11,520
3/31/00           13,290                  14,303                   11,615
4/30/00           13,225                  14,219                   11,621
5/31/00           13,160                  14,145                   11,635
6/30/00           13,458                  14,519                   11,696
7/31/00           13,628                  14,722                   11,723
8/31/00           13,822                  14,948                   11,723
9/30/00           13,780                  14,871                   11,784
10/31/00          13,905                  15,033                   11,805
11/30/00          13,994                  15,147                   11,811
12/31/00          14,264                  15,521                   11,805
1/31/01           14,366                  15,675                   11,879
2/29/01           14,432                  15,724                   11,927
3/31/01           14,545                  15,865                   11,954
4/30/01           14,425                  15,693                   12,001
5/31/01           14,563                  15,862                   12,056
6/30/01           14,664                  15,968                   12,076
7/31/01           14,891                  16,205                   12,042
8/31/01           15,118                  16,472                   12,042
9/30/01           15,008                  16,417                   12,096
10/31/01          15,149                  16,612                   12,056
11/30/01          15,063                  16,472                   12,035
12/31/01          14,925                  16,316                   11,988
1/31/02           15,117                  16,599                   12,015
2/28/02           15,259                  16,799                   12,062
3/31/02           15,029                  16,470                   12,130
4/30/02           15,249                  16,792                   12,198
5/31/02           15,353                  16,894                   12,198
6/30/02           15,484                  17,073                   12,205
7/31/02           15,616                  17,292                   12,218
8/31/02           15,748                  17,500                   12,259
9/30/02           16,012                  17,884                   12,280
10/31/02          15,721                  17,587                   12,300
11/30/02          15,706                  17,514                   12,300
12/31/02          15,998                  17,884                   12,273
1/31/03           15,969                  17,838                   12,327
2/28/03           16,169                  18,088                   12,422
3/31/03           16,153                  18,098                   12,497
4/30/03           16,274                  18,218                   12,469
5/31/03           16,680                  18,645                   12,449
6/30/03           16,648                  18,565                   12,463
7/31/03           16,039                  17,916                   12,476
8/31/03           16,172                  18,049                   12,524
9/30/03           16,597                  18,580                   12,564
10/31/03          16,578                  18,486                   12,551
11/30/03          16,782                  18,679                   12,517
12/31/03          16,932                  18,834                   12,503
1/31/04           17,082                  18,942                   12,564
2/29/04           17,316                  19,227                   12,632
3/31/04           17,326                  19,160                   12,714
4/30/04           16,937                  18,706                   12,754


[GRAPHIC OMITTED]

Class B (1/1/99-4/30/04)


                  Franklin Federal        Lehman Brothers
                  Tax-Free Income         Municipal Bond
Date              Fund                    Index 8                  CPI 8
1/1/99            10,000                  10,000                   10,000
1/31/99           10,086                  10,119                   10,024
2/28/99           10,054                  10,075                   10,037
3/31/99           10,079                  10,089                   10,067
4/30/99           10,096                  10,114                   10,140
5/31/99           10,055                  10,055                   10,140
6/30/99            9,920                   9,911                   10,140
7/31/99            9,935                   9,947                   10,171
8/31/99            9,826                   9,867                   10,195
9/30/99            9,817                   9,871                   10,244
10/31/99           9,682                   9,764                   10,262
11/30/99           9,766                   9,868                   10,268
12/31/99           9,672                   9,794                   10,268
1/31/00            9,603                   9,752                   10,299
2/29/00            9,706                   9,865                   10,360
3/31/00            9,903                  10,081                   10,445
4/30/00            9,859                  10,021                   10,451
5/31/00            9,806                   9,969                   10,464
6/30/00           10,014                  10,233                   10,519
7/31/00           10,136                  10,375                   10,543
8/31/00           10,276                  10,535                   10,543
9/30/00           10,240                  10,481                   10,598
10/31/00          10,328                  10,595                   10,616
11/30/00          10,389                  10,675                   10,622
12/31/00          10,585                  10,939                   10,616
1/31/01           10,656                  11,047                   10,683
2/28/01           10,700                  11,082                   10,726
3/31/01           10,778                  11,182                   10,750
4/30/01           10,693                  11,060                   10,793
5/31/01           10,782                  11,179                   10,842
6/30/01           10,861                  11,254                   10,860
7/31/01           11,015                  11,421                   10,830
8/31/01           11,178                  11,609                   10,830
9/30/01           11,092                  11,570                   10,879
10/31/01          11,191                  11,708                   10,842
11/30/01          11,131                  11,609                   10,824
12/31/01          11,015                  11,499                   10,781
1/31/02           11,151                  11,699                   10,805
2/28/02           11,251                  11,840                   10,848
3/31/02           11,076                  11,608                   10,909
4/30/02           11,242                  11,835                   10,970
5/31/02           11,304                  11,907                   10,970
6/30/02           11,396                  12,033                   10,976
7/31/02           11,488                  12,187                   10,988
8/31/02           11,580                  12,334                   11,025
9/30/02           11,769                  12,604                   11,043
10/31/02          11,549                  12,395                   11,062
11/30/02          11,533                  12,343                   11,062
12/31/02          11,741                  12,604                   11,037
1/31/03           11,715                  12,572                   11,086
2/28/03           11,856                  12,748                   11,171
3/31/03           11,839                  12,755                   11,239
4/30/03           11,932                  12,840                   11,214
5/31/03           12,214                  13,140                   11,196
6/30/03           12,185                  13,084                   11,208
7/31/03           11,744                  12,627                   11,220
8/31/03           11,826                  12,721                   11,263
9/30/03           12,131                  13,095                   11,300
10/31/03          12,111                  13,029                   11,287
11/30/03          12,255                  13,165                   11,257
12/31/03          12,358                  13,274                   11,245
1/31/04           12,462                  13,350                   11,300
2/29/04           12,627                  13,551                   11,361
3/31/04           12,628                  13,503                   11,434
4/30/04           12,243                  13,184                   11,470


        Annual Report | Past performance does not guarantee future results. | 13

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  CLASS C                     4/30/04
--------------------------------------
  1-Year                       +2.40%
--------------------------------------
  5-Year                       +4.07%
--------------------------------------
  Since Inception (5/1/95)     +5.23%
--------------------------------------

[GRAPHIC OMITTED]

Class C (5/1/95-4/30/04)


                  Franklin Federal        Lehman Brothers
                  Tax-Free Income         Municipal Bond
Date              Fund                    Index 8                  CPI 8
5/1/95            10,000                  10,000                   10,000
5/31/95           10,231                  10,319                   10,020
6/30/95           10,193                  10,229                   10,039
7/31/95           10,268                  10,326                   10,039
8/31/95           10,360                  10,457                   10,066
9/30/95           10,409                  10,523                   10,086
10/31/95          10,537                  10,676                   10,118
11/30/95          10,683                  10,853                   10,112
12/31/95          10,795                  10,957                   10,105
1/31/96           10,835                  11,040                   10,165
2/29/96           10,787                  10,966                   10,197
3/31/96           10,685                  10,825                   10,250
4/30/96           10,666                  10,795                   10,290
5/31/96           10,671                  10,791                   10,309
6/30/96           10,777                  10,908                   10,316
7/31/96           10,853                  11,007                   10,336
8/31/96           10,856                  11,004                   10,355
9/30/96           10,997                  11,158                   10,388
10/31/96          11,102                  11,285                   10,421
11/30/96          11,254                  11,491                   10,441
12/31/96          11,239                  11,443                   10,441
1/31/97           11,261                  11,464                   10,474
2/28/97           11,349                  11,569                   10,507
3/31/97           11,248                  11,415                   10,533
4/30/97           11,336                  11,511                   10,546
5/31/97           11,471                  11,684                   10,540
6/30/97           11,579                  11,808                   10,553
7/31/97           11,842                  12,136                   10,566
8/31/97           11,768                  12,022                   10,586
9/30/97           11,887                  12,164                   10,612
10/31/97          11,957                  12,243                   10,639
11/30/97          12,028                  12,315                   10,632
12/31/97          12,168                  12,494                   10,619
1/31/98           12,266                  12,623                   10,639
2/28/98           12,276                  12,627                   10,658
3/31/98           12,296                  12,638                   10,678
4/30/98           12,268                  12,581                   10,698
5/31/98           12,418                  12,780                   10,718
6/30/98           12,479                  12,831                   10,731
7/31/98           12,510                  12,863                   10,744
8/31/98           12,642                  13,062                   10,757
9/30/98           12,765                  13,224                   10,770
10/31/98          12,755                  13,224                   10,797
11/30/98          12,796                  13,270                   10,797
12/31/98          12,827                  13,304                   10,790
1/31/99           12,931                  13,462                   10,816
2/28/99           12,890                  13,403                   10,829
3/31/99           12,921                  13,422                   10,862
4/30/99           12,952                  13,455                   10,941
5/31/99           12,889                  13,377                   10,941
6/30/99           12,715                  13,185                   10,941
7/31/99           12,736                  13,233                   10,974
8/31/99           12,596                  13,127                   11,001
9/30/99           12,595                  13,132                   11,053
10/31/99          12,411                  12,990                   11,073
11/30/99          12,519                  13,128                   11,080
12/31/99          12,398                  13,030                   11,080
1/31/00           12,310                  12,974                   11,113
2/29/00           12,441                  13,124                   11,178
3/31/00           12,705                  13,411                   11,271
4/30/00           12,637                  13,332                   11,277
5/31/00           12,570                  13,263                   11,290
6/30/00           12,837                  13,614                   11,350
7/31/00           13,004                  13,803                   11,376
8/31/00           13,171                  14,016                   11,376
9/30/00           13,125                  13,943                   11,435
10/31/00          13,238                  14,095                   11,455
11/30/00          13,317                  14,202                   11,461
12/31/00          13,568                  14,553                   11,455
1/31/01           13,658                  14,697                   11,527
2/29/01           13,715                  14,744                   11,573
3/31/01           13,827                  14,876                   11,600
4/30/01           13,707                  14,715                   11,646
5/31/01           13,819                  14,873                   11,698
6/30/01           13,921                  14,973                   11,718
7/31/01           14,118                  15,194                   11,685
8/31/01           14,327                  15,445                   11,685
9/30/01           14,217                  15,393                   11,738
10/31/01          14,344                  15,576                   11,698
11/30/01          14,268                  15,445                   11,679
12/31/01          14,118                  15,299                   11,633
1/31/02           14,305                  15,564                   11,659
2/28/02           14,421                  15,752                   11,705
3/31/02           14,208                  15,443                   11,771
4/30/02           14,410                  15,745                   11,837
5/31/02           14,489                  15,841                   11,837
6/30/02           14,606                  16,008                   11,843
7/31/02           14,736                  16,214                   11,856
8/31/02           14,841                  16,409                   11,896
9/30/02           15,096                  16,768                   11,916
10/31/02          14,803                  16,490                   11,935
11/30/02          14,782                  16,422                   11,935
12/31/02          15,050                  16,768                   11,909
1/31/03           15,016                  16,726                   11,962
2/28/03           15,210                  16,960                   12,054
3/31/03           15,176                  16,970                   12,126
4/30/03           15,295                  17,082                   12,100
5/31/03           15,658                  17,482                   12,080
6/30/03           15,620                  17,407                   12,093
7/31/03           15,054                  16,798                   12,107
8/31/03           15,158                  16,924                   12,153
9/30/03           15,548                  17,421                   12,192
10/31/03          15,536                  17,333                   12,179
11/30/03          15,720                  17,514                   12,146
12/31/03          15,839                  17,659                   12,133
1/31/04           15,985                  17,760                   12,192
2/29/04           16,197                  18,028                   12,258
3/31/04           16,185                  17,965                   12,337
4/30/04           15,816                  17,539                   12,377


AVERAGE ANNUAL TOTAL RETURN

---------------------------------------
  ADVISOR CLASS 7              4/30/04
---------------------------------------
  1-Year                       +4.17%
---------------------------------------
  5-Year                       +4.73%
---------------------------------------
  10-Year                      +5.89%
---------------------------------------


[GRAPHIC OMITTED]

Adviser Class (5/1/94-4/30/04)


                  Franklin Federal        Lehman Brothers
                  Tax-Free Income         Municipal Bond
Date              Fund                    Index 8                  CPI 8
5/1/94            10,000                  10,000                   10,000
5/31/94           10,072                  10,087                   10,007
6/30/94           10,034                  10,025                   10,041
7/31/94           10,175                  10,209                   10,068
8/31/94           10,214                  10,244                   10,109
9/30/94           10,114                  10,094                   10,136
10/31/94           9,970                   9,915                   10,142
11/30/94           9,799                   9,735                   10,156
12/31/94           9,998                   9,949                   10,156
1/31/95           10,252                  10,234                   10,197
2/28/95           10,498                  10,532                   10,237
3/31/95           10,583                  10,653                   10,271
4/30/95           10,621                  10,665                   10,305
5/31/95           10,869                  11,005                   10,326
6/30/95           10,834                  10,909                   10,346
7/31/95           10,918                  11,012                   10,346
8/31/95           11,022                  11,152                   10,373
9/30/95           11,080                  11,223                   10,393
10/31/95          11,222                  11,386                   10,427
11/30/95          11,392                  11,575                   10,421
12/31/95          11,507                  11,686                   10,414
1/31/96           11,557                  11,774                   10,475
2/29/96           11,511                  11,695                   10,509
3/31/96           11,407                  11,545                   10,563
4/30/96           11,399                  11,513                   10,604
5/31/96           11,411                  11,508                   10,624
6/30/96           11,530                  11,634                   10,631
7/31/96           11,617                  11,739                   10,651
8/31/96           11,626                  11,736                   10,672
9/30/96           11,773                  11,900                   10,706
10/31/96          11,891                  12,035                   10,739
11/30/96          12,070                  12,255                   10,760
12/31/96          12,049                  12,204                   10,760
1/31/97           12,078                  12,227                   10,794
2/28/97           12,188                  12,339                   10,828
3/31/97           12,075                  12,174                   10,855
4/30/97           12,176                  12,276                   10,868
5/31/97           12,328                  12,461                   10,862
6/30/97           12,450                  12,594                   10,875
7/31/97           12,738                  12,943                   10,889
8/31/97           12,663                  12,821                   10,909
9/30/97           12,808                  12,973                   10,936
10/31/97          12,890                  13,057                   10,963
11/30/97          12,962                  13,134                   10,957
12/31/97          13,130                  13,325                   10,943
1/31/98           13,232                  13,463                   10,963
2/28/98           13,249                  13,467                   10,984
3/31/98           13,277                  13,479                   11,004
4/30/98           13,262                  13,418                   11,024
5/31/98           13,432                  13,630                   11,045
6/30/98           13,493                  13,684                   11,058
7/31/98           13,532                  13,718                   11,072
8/31/98           13,693                  13,930                   11,085
9/30/98           13,822                  14,104                   11,099
10/31/98          13,817                  14,104                   11,126
11/30/98          13,869                  14,153                   11,126
12/31/98          13,909                  14,189                   11,119
1/31/99           14,029                  14,358                   11,147
2/28/99           14,002                  14,295                   11,160
3/31/99           14,042                  14,315                   11,194
4/30/99           14,071                  14,350                   11,275
5/31/99           14,020                  14,267                   11,275
6/30/99           13,838                  14,062                   11,275
7/31/99           13,867                  14,113                   11,309
8/31/99           13,722                  14,000                   11,336
9/30/99           13,716                  14,006                   11,391
10/31/99          13,534                  13,854                   11,411
11/30/99          13,646                  14,001                   11,418
12/31/99          13,521                  13,897                   11,418
1/31/00           13,431                  13,837                   11,452
2/29/00           13,592                  13,997                   11,520
3/31/00           13,875                  14,303                   11,615
4/30/00           13,807                  14,219                   11,621
5/31/00           13,740                  14,145                   11,635
6/30/00           14,051                  14,519                   11,696
7/31/00           14,228                  14,722                   11,723
8/31/00           14,431                  14,948                   11,723
9/30/00           14,387                  14,871                   11,784
10/31/00          14,517                  15,033                   11,805
11/30/00          14,610                  15,147                   11,811
12/31/00          14,892                  15,521                   11,805
1/31/01           14,999                  15,675                   11,879
2/29/01           15,068                  15,724                   11,927
3/31/01           15,185                  15,865                   11,954
4/30/01           15,060                  15,693                   12,001
5/31/01           15,204                  15,862                   12,056
6/30/01           15,310                  15,968                   12,076
7/31/01           15,546                  16,205                   12,042
8/31/01           15,784                  16,472                   12,042
9/30/01           15,669                  16,417                   12,096
10/31/01          15,816                  16,612                   12,056
11/30/01          15,727                  16,472                   12,035
12/31/01          15,582                  16,316                   11,988
1/31/02           15,783                  16,599                   12,015
2/28/02           15,931                  16,799                   12,062
3/31/02           15,704                  16,470                   12,130
4/30/02           15,934                  16,792                   12,198
5/31/02           16,031                  16,894                   12,198
6/30/02           16,169                  17,073                   12,205
7/31/02           16,321                  17,292                   12,218
8/31/02           16,446                  17,500                   12,259
9/30/02           16,737                  17,884                   12,280
10/31/02          16,420                  17,587                   12,300
11/30/02          16,406                  17,514                   12,300
12/31/02          16,712                  17,884                   12,273
1/31/03           16,683                  17,838                   12,327
2/28/03           16,907                  18,088                   12,422
3/31/03           16,892                  18,098                   12,497
4/30/03           17,019                  18,218                   12,469
5/31/03           17,431                  18,645                   12,449
6/30/03           17,398                  18,565                   12,463
7/31/03           16,778                  17,916                   12,476
8/31/03           16,904                  18,049                   12,524
9/30/03           17,363                  18,580                   12,564
10/31/03          17,345                  18,486                   12,551
11/30/03          17,560                  18,679                   12,517
12/31/03          17,717                  18,834                   12,503
1/31/04           17,875                  18,942                   12,564
2/29/04           18,122                  19,227                   12,632
3/31/04           18,118                  19,160                   12,714
4/30/04           17,728                  18,706                   12,754





14 |  Past performance does not guarantee future results.  |  Annual Report

ENDNOTES


MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.


CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's April dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 4/30/04.

5. Taxable equivalent distribution rate and yield assume the 2004 maximum federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/04.

7. Effective 3/20/02, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 3/20/02, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 3/19/02, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 3/20/02 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +12.89% and +5.91%.

8. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be used as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.



        Annual Report | Past performance does not guarantee future results. | 15

Franklin Federal Tax-Free Income Fund

FINANCIAL HIGHLIGHTS


                                                            -----------------------------------------------------------------
                                                                                YEAR ENDED APRIL 30,
CLASS A                                                           2004          2003          2002         2001          2000
                                                            ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................      $11.99        $11.81        $11.77       $11.41        $12.31
                                                            ------------------------------------------------------------------
Income from investment operations:

 Net investment income a .................................         .58           .59           .62          .65           .66

 Net realized and unrealized gains (losses) ..............        (.10)          .18           .04          .36          (.89)
                                                            ------------------------------------------------------------------
Total from investment operations .........................         .48           .77           .66         1.01          (.23)
                                                            ------------------------------------------------------------------
Less distributions from:

 Net investment income ...................................        (.56)         (.59)         (.62)        (.65)         (.66)

 Net realized gains ......................................          --            --            --           --          (.01)
                                                            ------------------------------------------------------------------
Total distributions ......................................        (.56)         (.59)         (.62)        (.65)         (.67)
                                                            ------------------------------------------------------------------
Net asset value, end of year .............................      $11.91        $11.99        $11.81       $11.77        $11.41
                                                            ------------------------------------------------------------------

Total return b ...........................................        4.08%         6.72%         5.71%        9.07%        (1.87)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........................  $6,357,878    $6,835,209    $6,633,281   $6,431,800    $6,321,014

Ratios to average net assets:

 Expenses ................................................         .61%          .61%          .59%         .60%          .60%

 Net investment income ...................................        4.79%         4.98%         5.20%        5.54%         5.64%

Portfolio turnover rate ..................................        6.94%        13.18%        12.95%        9.79%        16.63%

a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.




16 |  Annual Report

Franklin Federal Tax-Free Income Fund

                                                              ----------------------------------------------------------------
                                                                                YEAR ENDED APRIL 30,
CLASS B                                                           2004          2003          2002         2001          2000
                                                              ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................      $11.99        $11.81        $11.77       $11.41        $12.30
                                                              ----------------------------------------------------------------
Income from investment operations:

 Net investment income a .................................         .51           .53           .55          .58           .59

 Net realized and unrealized gains (losses) ..............        (.11)          .18           .04          .37          (.88)
                                                              ----------------------------------------------------------------
Total from investment operations .........................         .40           .71           .59          .95          (.29)
                                                              ----------------------------------------------------------------
Less distributions from:

 Net investment income ...................................        (.49)         (.53)         (.55)        (.59)         (.59)

 Net realized gains ......................................          --            --            --           --          (.01)
                                                              ----------------------------------------------------------------
Total distributions ......................................        (.49)         (.53)         (.55)        (.59)         (.60)
                                                              ----------------------------------------------------------------
Net asset value, end of year .............................      $11.90        $11.99        $11.81       $11.77        $11.41
                                                              ----------------------------------------------------------------

Total return b ...........................................        3.41%         6.13%         5.13%        8.47%        (2.35)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........................    $298,252      $293,285      $220,757     $120,639       $66,158

Ratios to average net assets:

 Expenses ................................................        1.17%         1.17%         1.16%        1.16%         1.17%

 Net investment income ...................................        4.23%         4.42%         4.63%        4.96%         5.10%

Portfolio turnover rate ..................................        6.94%        13.18%        12.95%        9.79%        16.63%




a Based on average daily shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.


                                                              Annual Report | 17

Franklin Federal Tax-Free Income Fund

                                                              ----------------------------------------------------------------
                                                                                YEAR ENDED APRIL 30,
CLASS C                                                           2004          2003          2002         2001          2000
                                                              ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................      $11.99        $11.81        $11.77       $11.41        $12.31
                                                              ----------------------------------------------------------------
Income from investment operations:

 Net investment income a .................................         .51           .53           .55          .58           .59

 Net realized and unrealized gains (losses) ..............        (.11)          .18           .04          .36          (.89)
                                                              ----------------------------------------------------------------
Total from investment operations .........................         .40           .71           .59          .94          (.30)
                                                              ----------------------------------------------------------------
Less distributions from:

 Net investment income ...................................        (.49)         (.53)         (.55)        (.58)         (.59)

 Net realized gains ......................................          --            --            --           --          (.01)
                                                              ----------------------------------------------------------------
Total distributions ......................................        (.49)         (.53)         (.55)        (.58)         (.60)
                                                              ----------------------------------------------------------------
Net asset value, end of year .............................      $11.90        $11.99        $11.81       $11.77        $11.41
                                                              ----------------------------------------------------------------

Total return b ...........................................        3.39%         6.15%         5.13%        8.46%        (2.43)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........................    $373,431      $394,026      $320,087     $242,255      $200,120

Ratios to average net assets:

 Expenses ................................................        1.17%         1.17%         1.16%        1.16%         1.17%

 Net investment income ...................................        4.23%         4.42%         4.63%        4.97%         5.07%

Portfolio turnover rate ..................................        6.94%        13.18%        12.95%        9.79%        16.63%


a Based on average daily shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.


18 |  Annual Report

Franklin Federal Tax-Free Income Fund

                                                               --------------------------------------
                                                                         YEAR ENDED APRIL 30,
ADVISOR CLASS                                                     2004          2003          2002 c
                                                               --------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................      $12.00        $11.82        $11.70
                                                               --------------------------------------
Income from investment operations:

 Net investment income a .................................         .59           .60           .07

 Net realized and unrealized gains (losses) ..............        (.10)          .18           .10
                                                               --------------------------------------
Total from investment operations .........................         .49           .78           .17
                                                               --------------------------------------
Less distributions from net investment income ............        (.57)         (.60)         (.05)
                                                               --------------------------------------
Net asset value, end of year .............................      $11.92        $12.00        $11.82
                                                               --------------------------------------

Total return b ...........................................        4.17%         6.81%         1.46%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........................     $97,303       $88,142       $84,479

Ratios to average net assets:

 Expenses ................................................         .52%          .52%          .51% d

 Net investment income ...................................        4.88%         5.07%         5.17% d

Portfolio turnover rate ..................................        6.94%        13.18%        12.95%


a Based on average daily shares outstanding.
b Total return is not annualized for periods less than one year.
c For the period March 20, 2002 (effective date) to April 30, 2002.
d Annualized.


                         Annual Report | See notes to financial statements. | 19

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004

---------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.6%
  BONDS 94.0%
  ALABAMA .5%
  Alabama HFA, SFMR, Series D-2, GNMA Secured, 5.75%, 10/01/23 ...........................   $ 2,380,000    $    2,419,579
  Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.125%,
    6/01/28 ..............................................................................     7,000,000         6,966,190
  Courtland IDB,
     PCR, Champion International Corp. Project, Refunding, 6.15%, 6/01/19 ................     5,000,000         5,236,050
     Solid Waste Disposal Revenue, Champion International Corp. Project, Refunding, 6.00%,
      8/01/29 ............................................................................    12,000,000        12,309,960
  Courtland IDBR, Solid Waste Disposal Revenue, Champion International Corp. Project,
    Refunding, Series A, 6.70%, 11/01/29 .................................................     4,000,000         4,291,720
  Fairfield IDB, Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%,
    9/01/14 ..............................................................................     1,445,000         1,492,107
  University of Alabama, University Revenue Hospital, Series A, MBIA Insured, 5.875%,
    9/01/31 ..............................................................................     5,000,000         5,386,300
                                                                                                            ---------------
                                                                                                                38,101,906
                                                                                                            ---------------
  ALASKA .5%
  Alaska State HFC Revenue,
     Collateralized Home Mortgage, Series A-1, 6.75%, 12/01/32 ...........................       315,000           315,157
     Veterans Mortgage Program, MBIA Insured, 6.75%, 12/01/25 ............................    12,120,000        12,370,278
  Alaska State International Airports Revenues, Series B,
     AMBAC Insured, 5.25%, 10/01/27 ......................................................    15,000,000        15,243,750
     MBIA Insured, 5.00%, 10/01/28 .......................................................     5,100,000         5,057,160
                                                                                                            ---------------
                                                                                                                32,986,345
                                                                                                            ---------------
  ARIZONA 1.7%
  Gila County IDAR, Asarco Inc., Refunding, 5.55%, 1/01/27 ...............................     3,340,000         2,287,700
  Maricopa County IDA,
     Health Facilities Revenue, Catholic Healthcare West Project, Refunding,  Series A,
      5.00%, 7/01/16 .....................................................................    23,000,000        23,071,070
     Hospital Facility Revenue, Mayo Clinic Hospital, 5.25%, 11/15/37 ....................    19,000,000        19,106,780
  Mesa IDAR, Discovery Health System, Series A, MBIA Insured, 5.75%, 1/01/25 .............    22,500,000        23,844,375
  Salt River Project Agricultural Improvement and Power District Electric System Revenue,
    Salt River Project,
     Refunding, Series A, 5.125%, 1/01/27 ................................................    35,000,000        35,696,150
     Series B, 5.00%, 1/01/25 ............................................................    17,500,000        17,682,700
                                                                                                            ---------------
                                                                                                               121,688,775
                                                                                                            ---------------
  ARKANSAS 1.2%
  Arkansas State Development Finance Authority HMR, Series B-1, GNMA Secured, 5.80%,
    1/01/23 ..............................................................................       335,000           341,234
  Arkansas State Development Finance Authority Revenue, White River Medical Center Project,
    5.60%, 6/01/24 .......................................................................     1,200,000         1,207,296
  Arkansas State Development Finance Authority SFMR, MBS Program,
     Series B, 6.10%, 1/01/29 ............................................................       390,000           397,699
     Series D, 6.85%, 1/01/27 ............................................................        35,000            36,077
  Arkansas State Development Finance Authority Wastewater System Revenue, Revolving Loan
    Fund, Series A, Pre-Refunded, 5.85%, 12/01/19 ........................................     1,000,000         1,091,640


20 |  Annual Report




Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  ARKANSAS (CONT.)
  Arkansas State Student Loan Authority Revenue, Refunding, Sub Series B,
     6.25%, 6/01/10 ......................................................................   $   500,000    $      542,915
     5.60%, 6/01/14 ......................................................................       325,000           334,379
  Camden Environmental Improvement Revenue, International Paper Co. Project, Series A,
   7.625%, 11/01/18 ......................................................................       250,000           261,415
  Jefferson County PCR,
     Arkansas Power and Light Co. Project, Refunding, 6.30%, 6/01/18 .....................     1,865,000         1,903,587
     Entergy Arkansas Inc. Project, Refunding, 5.60%, 10/01/17 ...........................     7,900,000         7,892,179
  Pope County PCR,
     Arkansas Power and Light Co. Project, Refunding, 6.30%, 11/01/20 ....................    60,500,000        60,720,825
     Power and Light Co. Project, Refunding, 6.30%, 12/01/16 .............................     2,600,000         2,654,522
  Pulaski County Health Facilities Board Revenue, Nazareth Sisters of Charity,
    St. Vincent's Infirmary, Refunding, MBIA Insured, ETM, 6.05%, 11/01/09 ...............       125,000           144,299
  Pulaski County Public Facilities Board MFR, South Oaks Apartments, Refunding,
    Series A, GNMA Secured, 6.50%, 10/20/29 ..............................................       600,000           615,204
  Saline County Hospital Revenue, Refunding, Connie Lee Insured, 6.00%, 9/01/19 ..........       700,000           750,162
  Saline County Retirement Housing and Healthcare Facilities Board Revenue, Refunding,
    AMBAC Insured, 5.80%, 6/01/11 ........................................................       195,000           206,916
  University of Arkansas University Revenues, Various Facility, Fayetteville Campus,
    FGIC Insured, 5.00%, 12/01/27 ........................................................     5,000,000         5,010,200
  University of Central Arkansas Academic Facilities Revenue,
     Series B, AMBAC Insured, 5.875%, 4/01/16 ............................................       250,000           271,795
     Series C, AMBAC Insured, 6.00%, 4/01/21 .............................................     1,000,000         1,089,500
  University of Central Arkansas Athletic Facilities Revenue, Series C, AMBAC Insured,
     6.00%, 4/01/21 ......................................................................     1,000,000         1,089,500
     6.125%, 4/01/26 .....................................................................     1,200,000         1,310,184
  University of Central Arkansas Housing System Revenue, Refunding, Series A,
    AMBAC Insured, 6.00%, 4/01/21 ........................................................     1,000,000         1,089,500
                                                                                                            ---------------
                                                                                                                88,961,028
                                                                                                            ---------------
  CALIFORNIA 6.4%
  Alhambra COP, Clubhouse Facility Project, 11.25%,
     1/01/08 .............................................................................       410,000           415,584
     1/01/09 .............................................................................       455,000           461,138
     1/01/10 .............................................................................       500,000           506,755
  California Educational Facilities Authority Revenue,
     National University, Connie Lee Insured, 6.00%, 5/01/09 .............................     3,580,000         3,666,565
     Pooled College and University Projects, Series B, 6.00%, 12/01/20 ...................     6,025,000         6,272,808
  California Health Facilities Financing Authority Revenue, St. Francis Medical Center,
    Refunding, Series H, AMBAC Insured, 6.30%, 10/01/15 ..................................     2,800,000         3,017,168
  California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges,
    First Lien, Series A, AMBAC Insured, 5.00%, 7/01/33 ..................................    24,500,000        24,386,565


                                                              Annual Report | 21



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  CALIFORNIA (CONT.)
  California State GO,
     5.90%, 5/01/08 ......................................................................   $   235,000    $      243,996
     6.00%, 5/01/18 ......................................................................       535,000           555,844
     6.00%, 5/01/20 ......................................................................       850,000           885,573
     5.90%, 4/01/23 ......................................................................     1,200,000         1,232,520
     5.00%, 2/01/24 ......................................................................     5,000,000         4,847,100
     5.00%, 2/01/26 ......................................................................    20,000,000        19,204,400
     5.125%, 2/01/26 .....................................................................     7,500,000         7,321,725
     5.00%, 2/01/32 ......................................................................    49,000,000        46,396,140
     Refunding, 5.125%, 6/01/25 ..........................................................    25,000,000        24,293,250
     Refunding, 5.00%, 2/01/26 ...........................................................    27,000,000        25,925,940
     5.25%, 11/01/25 .....................................................................    16,260,000        16,156,261
     5.25%, 4/01/27 ......................................................................    17,500,000        17,301,375
     5.50%, 11/01/33 .....................................................................     2,500,000         2,542,475
  Chino USD, COP,
     FSA Insured, Pre-Refunded, 5.90%, 9/01/15 ...........................................     2,010,000         2,173,091
     Refunding, FSA Insured, 5.90%, 9/01/15 ..............................................     6,230,000         6,653,017
  Commerce Refuse to Energy Authority Revenue, Refunding, Series 1994, 8.75%, 7/01/10 ....       790,000           830,740
  Foothill/Eastern Corridor Agency Toll Road Revenue,
     Refunding, 5.75%, 1/15/40 ...........................................................    20,000,000        20,358,600
     senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 .................................    39,240,000        43,718,461
  Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue,
     5.375%, 6/01/28 .....................................................................    50,000,000        48,649,000
     2003 Series A-1, 6.25%, 6/01/33 .....................................................    26,000,000        24,289,460
  Hacienda La Puente USD GO, Election 2000, Series B, FSA Insured, 5.00%, 8/01/27 ........     5,000,000         5,010,600
  Los Angeles CRDA, Housing Revenue, Refunding, Series A, AMBAC Insured, 6.55%, 1/01/27 ..     2,995,000         3,060,890
  Los Angeles Regional Airports Improvement Corp. Lease Revenue,
     Facilities Sub-Lease, International Airport, Refunding, 6.35%, 11/01/25 .............     7,500,000         5,883,225
    a United Airlines, International Airport, Refunding, 6.875%, 11/15/12 ................     8,400,000         4,627,980
  Los Angeles USD, GO, Series A, MBIA Insured, 5.00%, 1/01/28 ............................    25,000,000        25,034,750
  Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/25 .........    10,000,000        10,006,800
  Metropolitan Water District Southern California Waterworks Revenue, Series B2,
    FGIC Insured, 5.00%, 10/01/27 ........................................................     9,645,000         9,702,098
  Pajaro Valley USD, GO, Series A, FSA Insured, 5.00%, 8/01/26 ...........................     5,285,000         5,300,115
  Pomona PFAR, Series Q, MBIA Insured, Pre-Refunded, 5.90%, 12/01/25 .....................     4,000,000         4,269,760
  San Francisco City and County RDA, Lease Revenue, George R. Moscone Center, FSA Insured,
    6.75%, 7/01/24 .......................................................................     7,075,000         7,273,808
  San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue,
    Redevelopment Projects, Pre-Refunded, 6.50%, 8/01/22 .................................    12,680,000        13,226,762
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien, 5.00%,
    1/01/33 ..............................................................................     5,000,000         4,412,300
  Windsor RDAR, Tax Allocation, Windsor Project, 7.00%, 9/01/24 ..........................     2,405,000         2,473,855
                                                                                                            ---------------
                                                                                                               452,588,494
                                                                                                            ---------------


22 |  Annual Report



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  COLORADO 2.8%
  Colorado Health Facilities Authority Revenue,
     Catholic Health Initiatives, Series A, 5.00%, 12/01/28 ..............................   $ 2,000,000    $    1,972,080
     Kaiser Permanente, Series A, 5.35%, 11/01/16 ........................................    13,250,000        14,076,138
     Kaiser Permanente, Series B, 5.35%, 8/01/15 .........................................    20,200,000        21,508,152
  Colorado Public Highway Authority Revenue, Highway E-470, Refunding, Senior Series A,
    MBIA Insured, 5.00%, 9/01/21 .........................................................    12,715,000        13,149,344
  Denver City and County Airport Revenue,
     Refunding, Series E, MBIA Insured, 5.25%, 11/15/23 ..................................    43,000,000        44,237,970
     Series A, 7.50%, 11/15/23 ...........................................................    13,590,000        14,206,986
     Series A, Pre-Refunded, 7.50%, 11/15/23 .............................................     2,930,000         3,086,667
  Denver City and County School District No. 1 COP, Denver School Facilities Leasing Corp.,
    AMBAC Insured, 5.50%, 12/15/08 .......................................................     1,000,000         1,080,090
a Denver City and County Special Facilities Airport Revenue, United Airlines Inc.
    Project, Series A, 6.875%, 10/01/32 ..................................................    47,980,000        37,731,472
  Denver Convention Center Hotel Authority Revenue, Senior Series A, XLCA Insured, 4.75%,
    12/01/28 .............................................................................    15,000,000        14,492,850
  Littleton MFHR, Riverpointe I, Refunding, Series A, FSA Insured, 5.95%, 4/01/29 ........    11,300,000        11,825,789
  Northwest Parkway Public Highway Authority Revenue, Series A, AMBAC Insured, 5.125%,
    6/15/31 ..............................................................................     7,500,000         7,572,975
  Pueblo County School District GO No. 060, FGIC Insured, 5.00%, 12/15/22 ................     5,500,000         5,615,445
  University of Colorado Hospital Authority Revenue, Series A, AMBAC Insured, 5.00%,
    11/15/29 .............................................................................     8,500,000         8,379,300
                                                                                                            ---------------
                                                                                                               198,935,258
                                                                                                            ---------------
  CONNECTICUT .3%
  Connecticut State GO, Series D, 5.00%, 11/15/20 ........................................     8,000,000         8,283,920
  Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure,
    Series B, AMBAC Insured, 5.00%, 12/01/17 .............................................    11,870,000        12,468,841
  Meriden Housing Authority MFR, Connecticut Baptist Housing Project, GNMA Secured,
    5.80%, 8/20/39 .......................................................................     2,730,000         2,897,158
                                                                                                            ---------------
                                                                                                                23,649,919
                                                                                                            ---------------
  DELAWARE
  Delaware State Housing Authority MFMR, Refunding, Series D, 6.75%, 7/01/06 .............     2,000,000         2,112,800
                                                                                                            ---------------
  FLORIDA 3.6%
  Broward County School Board COP,
     MBIA Insured, 5.00%, 7/01/28 ........................................................    17,415,000        17,490,059
     Series A, FSA Insured, 5.25%, 7/01/24 ...............................................    25,000,000        25,767,250
  Callaway/Bay County Wastewater Systems Revenue, Series A, FGIC Insured, 6.00%, 9/01/26 .       695,000           766,314
  Escambia County Health Facilities Authority Revenue, Ascension Health Credit, Refunding,
    Series A-2, AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 .............................    10,000,000        11,377,300
  Florida State Board of Education Capital Outlay GO, Public Education, Refunding,
    Series D,
     5.75%, 6/01/22 ......................................................................    10,000,000        10,951,200
     6.00%, 6/01/23 ......................................................................    17,500,000        20,319,775
  Hillsborough County IDAR, Refunding, Series A, 5.25%, 10/01/24 .........................    13,500,000        13,509,180


                                                              Annual Report | 23



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  FLORIDA (CONT.)
  Hillsborough County School Board COP,
     MBIA Insured, 5.00%, 7/01/27 ........................................................   $ 5,000,000    $    5,036,200
     Refunding, Series A, MBIA Insured, 5.00%, 7/01/25 ...................................     5,000,000         5,023,350
  Jacksonville Capital Improvement Revenue, Series A, AMBAC Insured, 5.00%, 10/01/30 .....    20,175,000        20,270,226
  Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%,
     10/01/23 ............................................................................     6,000,000         6,081,240
     10/01/26 ............................................................................    20,000,000        20,134,400
  Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/31 .....................     5,000,000         5,018,200
  Miami-Dade County Special Obligation Revenue, Juvenile Courthouse Project,
    Series A, AMBAC Insured, 5.00%, 4/01/32 ..............................................    10,000,000        10,035,200
  Orlando and Orange County Expressway Authority Revenue, Series B, AMBAC Insured,  5.00%,
   7/01/28 ...............................................................................    10,630,000        10,699,201
  Orlando Utilities Commission Water and Electric Revenue, Refunding, 5.00%, 10/01/22 ....     7,500,000         7,691,100
  Palm Beach County School Board COP,
     Refunding, Series D, FSA Insured, 5.00%, 8/01/28 ....................................    25,000,000        25,098,500
     Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/23 ................................     5,100,000         5,946,498
  St. Augustine Water and Sewer Revenue, Refunding, Series A, MBIA Insured, 6.20%,
     10/01/04 ............................................................................     1,065,000         1,086,950
     10/01/05 ............................................................................     1,130,000         1,203,088
     10/01/06 ............................................................................     1,200,000         1,293,876
     10/01/07 ............................................................................     1,275,000         1,379,040
     10/01/08 ............................................................................     1,355,000         1,465,568
     10/01/12 ............................................................................     6,300,000         6,809,481
  Tampa Bay Water Utility System Revenue, Series B, FGIC Insured, 5.00%,
     10/01/26 ............................................................................    10,000,000        10,067,200
     10/01/31 ............................................................................    10,000,000        10,036,400
                                                                                                            ---------------
                                                                                                               254,556,796
                                                                                                            ---------------
  GEORGIA 2.3%
  Atlanta Airport Facilities Revenue, Refunding, Series A, FGIC Insured, Pre-Refunded,
    5.50%, 1/01/26 .......................................................................    18,295,000        20,618,282
  Atlanta Development Authority Revenue, Yamacraw Design Center Project, Series A, MBIA
    Insured, 5.125%, 1/01/27 .............................................................     5,000,000         5,051,700
  Atlanta Water and Wastewater Revenue, Refunding, Series A, MBIA Insured, 5.00%,
    11/01/33 .............................................................................    13,000,000        12,999,870
  Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle, 1st Series,
    5.40%, 5/01/34 .......................................................................    15,705,000        15,825,300
  Cobb County Hospital Authority Revenue, AMBAC Insured, 5.00%, 4/01/28 ..................    18,000,000        17,727,660
  De Kalb County Water and Sewer Revenue, 5.25%, 10/01/25 ................................    12,000,000        12,393,000
  Griffin Combined Public Utility Revenue, Refunding and Improvement, AMBAC Insured,
    5.00%, 1/01/25 .......................................................................     5,000,000         4,904,950
  Gwinnett County Hospital Authority Revenue Anticipation Certificates, Gwinnett
    Hospital Systems Inc. Project, Series B, MBIA Insured, 5.30%, 9/01/27 ................    10,000,000        10,260,100
  Gwinnett County Water and Sewer Authority Revenue, 5.25%, 8/01/25 ......................    20,000,000        20,784,400
  Henry County and Henry County Water and Sewer Authority Revenue, Refunding and
    Improvement, Series A, MBIA Insured, 5.00%, 2/01/26 ..................................     5,770,000         5,761,980
  Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, MBIA Insured,
    5.00%, 7/01/26 .......................................................................    12,800,000        12,834,816


24 |  Annual Report



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  GEORGIA (CONT.)
  Metropolitan Atlanta Rapid Transit Revenue, MBIA Insured, 5.00%, 7/01/25 ...............   $12,160,000    $   12,227,123
  Metropolitan Rapid Transit Authority, Georgia Sales Tax Revenue,  MBIA Insured,
   5.00%, 7/01/23 ........................................................................    10,150,000        10,298,901
                                                                                                            ---------------
                                                                                                               161,688,082
                                                                                                            ---------------
  HAWAII 1.2%
  Hawaii State Airports System Revenue,
     Refunding, Third Series 1994, AMBAC Insured, Pre-Refunded, 5.75%, 7/01/09 ...........       300,000           308,169
     Second Series, 6.90%, 7/01/12 .......................................................       500,000           586,555
     Second Series 1992, MBIA Insured, 6.90%, 7/01/12 ....................................       400,000           470,468
  Hawaii State Department of Budget and Finance Special Purpose Mortgage Revenue,
     Kapiolani Health Care System, Refunding, 6.40%, 7/01/13 .............................       600,000           610,218
     Kapiolani Health Care System, Refunding, 6.00%, 7/01/19 .............................     2,725,000         2,751,977
     St. Francis Medical Centers, Refunding, FSA Insured, 6.50%, 7/01/22 .................     1,100,000         1,107,964
  Hawaii State Department of Budget and Finance Special Purpose Revenue,
     6.00%, 7/01/11 ......................................................................     1,000,000         1,043,120
     6.20%, 7/01/16 ......................................................................     2,000,000         2,069,940
     Hawaiian Electric Co. Project, Series B, MBIA Insured, 5.875%, 12/01/26 .............       500,000           533,240
     Kaiser Permanente, Series A, 5.15%, 3/01/15 .........................................     4,000,000         4,305,680
     Kapiolani Health Obligation, 6.25%, 7/01/21 .........................................     7,350,000         7,510,671
     Queens Health System, Refunding, Series A, 6.05%, 7/01/16 ...........................     1,000,000         1,107,540
     Queens Health System, Refunding, Series A, 6.00%, 7/01/20 ...........................       120,000           132,779
     Queens Health System, Refunding, Series A, 5.75%, 7/01/26 ...........................     7,000,000         7,708,610
     Wilcox Memorial Hospital Projects, 5.25%, 7/01/13 ...................................       600,000           616,776
     Wilcox Memorial Hospital Projects, 5.35%, 7/01/18 ...................................     2,040,000         2,025,863
     Wilcox Memorial Hospital Projects, 5.50%, 7/01/28 ...................................     2,410,000         2,301,430
  Hawaii State GO,
     Series BW, 6.375%, 3/01/11 ..........................................................       100,000           117,640
     Series CA, 6.00%, 1/01/09 ...........................................................       100,000           112,940
     Series CT, FSA Insured, Pre-Refunded, 5.875%, 9/01/19 ...............................     5,000,000         5,763,350
  Hawaii State Harbor Capital Improvement Revenue, Refunding, Series 1994, FGIC Insured,
     6.25%, 7/01/15 ......................................................................     1,000,000         1,026,660
     6.375%, 7/01/24 .....................................................................       500,000           513,425
  Hawaii State Housing Finance and Development Corp. Revenue, Affordable Rental Housing
    Program, Series A,
     6.00%, 7/01/15 ......................................................................       945,000           977,697
     6.05%, 7/01/22 ......................................................................       750,000           772,890
     6.10%, 7/01/30 ......................................................................       235,000           240,788
  Hawaii State Housing Finance and Development Corp. SFM Purchase Revenue,
     Series A, 7.10%, 7/01/24 ............................................................     2,855,000         2,858,226
     Series A, 6.00%, 7/01/26 ............................................................        40,000            40,471
     Series A, FNMA Insured, 5.75%, 7/01/30 ..............................................     1,610,000         1,639,205
     Series B, 7.00%, 7/01/31 ............................................................     6,745,000         6,793,294
  Hawaii State SFMR, HFC,
     Series A, 7.00%, 7/01/11 ............................................................       170,000           171,154
     Series B, 6.90%, 7/01/16 ............................................................       210,000           211,296


                                                              Annual Report | 25



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  HAWAII (CONT.)
  Honolulu City and County GO,
     Refunding, Series 1992, 6.00%, 12/01/14 .............................................   $   150,000    $      175,089
     Series C, FGIC Insured, 5.00%, 7/01/20 ..............................................     5,250,000         5,428,185
  Honolulu City and County MFHR, Waipahu Towers Project, Series A, 6.90%, 6/20/35 ........     1,205,000         1,247,332
  Honolulu City and County Wastewater System Revenue,
     First Bond Resolution, Series SR, AMBAC Insured, 5.125%, 7/01/31 ....................     8,000,000         8,044,640
     Second Bond Resolution, Junior Series, FGIC Insured, 5.00%, 7/01/23 .................    10,000,000        10,099,600
  Honolulu City and County Water Supply Board Water System Revenue, Pre-Refunded, 5.80%,
    7/01/21 ..............................................................................     1,785,000         1,952,415
  Kauai County GO, Refunding, Series C, AMBAC Insured, 5.95%, 8/01/10 ....................       220,000           251,550
                                                                                                            ---------------
                                                                                                                83,628,847
                                                                                                            ---------------
  IDAHO
  Idaho Housing Agency Revenue, Refunding, Series D-1, 6.45%, 7/01/19 ....................       745,000           760,965
                                                                                                            ---------------
  ILLINOIS 5.9%
  Bryant PCR, Central Illinois Light Co. Project, Refunding,
     Series A, 6.50%, 2/01/18 ............................................................     7,200,000         7,243,200
     Series C, 6.50%, 1/01/10 ............................................................     5,000,000         5,036,200
  Chicago Board of Education GO, Chicago School Reform, MBIA Insured, Pre-Refunded, 6.00%,
    12/01/16 .............................................................................     9,700,000        10,878,356
  Chicago COP, AMBAC Insured, 7.75%, 7/15/11 .............................................    13,800,000        16,472,922
  Chicago Gas Supply Revenue, The Peoples Gas Light, Refunding, Series A, 6.10%, 6/01/25 .    12,000,000        12,579,840
  Chicago GO, Lakefront Millennium Parking Facilities, MBIA Insured, 5.75%, 1/01/23 ......     8,955,000         9,936,378
  Chicago O'Hare International Airport Special Facilities Revenue, American Airlines Inc.
   Project, 8.20%, 12/01/24 ..............................................................    11,720,000         9,962,000
  Chicago Sales Tax Revenue, FGIC Insured, 5.375%, 1/01/27 ...............................     3,060,000         3,139,958
  Chicago SFMR, Collateralized, Series A, GNMA Secured, 7.25%, 9/01/28 ...................       315,000           320,134
  Cook County GO, Capital Improvement, Refunding, FGIC Insured, 5.90%, 12/01/14 ..........    10,000,000        10,809,000
  Cook County Tinley Park School District No.140 GO, Refunding, Series A, AMBAC Insured,
    6.00%, 12/01/15 ......................................................................     8,750,000         9,702,612
  Illinois Development Finance Authority Hospital Revenue,
     Adventist Health System, Sunbelt Obligation, 5.65%, 11/15/24 ........................     6,030,000         6,096,149
     Adventist Health System, Sunbelt Obligation, 5.50%, 11/15/29 ........................    20,000,000        19,810,000
     Sisters of St. Francis Health Services, Refunding, MBIA Insured, 5.375%, 11/01/27 ...     5,000,000         5,115,500
  Illinois Development Finance Authority PCR,
     Central Illinois Public Service Co., Refunding, Series A, 6.375%, 1/01/28 ...........    15,200,000        15,269,920
     Illinois Power Co. Project, Refunding, Series A, Pre-Refunded, 7.375%, 7/01/21 ......    26,550,000        30,053,803
  Illinois Development Finance Authority Revenue, Provena Health, Series A, MBIA Insured,
    5.50%, 5/15/21 .......................................................................    10,000,000        10,618,900
  Illinois HDA, MF Program,
     Lawndale Redevelopment Project, 7.10%, 12/01/34 .....................................    20,000,000        20,953,000
     Refunding, Series A, 7.10%, 7/01/26 .................................................    12,270,000        12,283,988
     Series 1, 6.625%, 9/01/12 ...........................................................    12,000,000        12,114,960
     Series 1, 6.75%, 9/01/21 ............................................................     7,550,000         7,616,893
     Series C, 7.35%, 7/01/11 ............................................................     1,165,000         1,167,679


26 |  Annual Report



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  ILLINOIS (CONT.)
  Illinois Health Facilities Authority Revenue,
     Childrens Memorial Hospital, Series A, AMBAC Insured, 5.75%, 8/15/25 ................   $ 9,120,000    $   10,446,960
     Loyola University Health Systems, Refunding, Series A, MBIA Insured, 5.625%, 7/01/18      7,090,000         7,708,319
     Loyola University Health Systems, Series A, MBIA Insured, ETM, 5.625%, 7/01/18 ......     2,105,000         2,407,952
     Methodist Medical Center, Refunding, MBIA Insured, 5.25%, 11/15/21 ..................     2,885,000         3,025,759
     Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%, 11/15/28 .     7,500,000         7,422,375
     South Suburban Hospital, ETM, 7.00%, 2/15/18 ........................................     4,200,000         5,220,348
     Victory Health Services, Series A, 5.75%, 8/15/27 ...................................     8,015,000         7,148,579
  Illinois University Revenues, Auxiliary Facilities, Series A, AMBAC Insured, 5.00%,
    4/01/30 ..............................................................................     5,000,000         4,949,600
  Kane County School District No. 129 GO, Series A, FGIC Insured, 5.25%, 2/01/22 .........     5,285,000         5,478,325
  Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place
    Expansion Project,
     Refunding, Series A, FGIC Insured, 5.25%, 12/15/28 ..................................    39,580,000        40,449,177
     Series A, 6.50%, 6/15/22 ............................................................         5,000             5,077
     Series A, 6.50%, 6/15/27 ............................................................       555,000           563,497
     Series A, FGIC Insured, 6.65%, 6/15/12 ..............................................       250,000           253,875
     Series A, FGIC Insured, ETM, 6.50%, 6/15/07 .........................................         5,000             5,075
     Series A, MBIA Insured, 5.00%, 12/15/28 .............................................    26,795,000        26,606,095
  Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick
    Place Convention Center,
     ETM, 5.75%, 7/01/06 .................................................................       990,000         1,030,838
     ETM, 7.00%, 7/01/26 .................................................................    12,000,000        15,388,200
     Pre-Refunded, 6.25%, 7/01/17 ........................................................     3,500,000         3,895,080
  Onterie Center HFC, Mortgage Revenue, Refunding, MBIA Insured, 7.05%, 7/01/27 ..........     4,350,000         4,428,387
  Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20 ....     1,000,000         1,247,720
  Southwestern Illinois Development Authority IDR, Spectrulite Consortium Inc. Project,
     6.20%, 2/01/05 ......................................................................       500,000           499,275
     6.625%, 2/01/10 .....................................................................     3,050,000         3,104,595
  Southwestern Illinois Development Authority Solid Waste Disposal Revenue, LaCede Steel
    Co. Project,
     8.375%, 8/01/08 .....................................................................     2,790,000         2,802,778
     8.50%, 8/01/20 ......................................................................     5,390,000         5,415,010
  University of Illinois University Revenue, Auxiliary Facilities System, Refunding,
    Series B, FGIC Insured, 5.125%, 4/01/26 ..............................................    12,000,000        12,030,480
  Upper River Valley Development Authority Environmental Facilities Revenue, General
    Electric Co. Project, 5.45%, 2/01/23 .................................................     3,600,000         3,706,776
  Will County Exempt Facilities Revenue, Mobil Oil Refining Corp. Project, 6.00%,
    2/01/27 ..............................................................................     7,130,000         7,386,823
                                                                                                            ---------------
                                                                                                               419,808,367
                                                                                                            ---------------

  INDIANA 1.9%
  Carmel EDR, Cool Creek Association, Refunding, 6.50%, 9/01/15 ..........................     1,000,000         1,023,250
  Carmel Industrial RDA, County Option, Income Tax Lease, Rent Revenue, MBIA Insured,
    Pre-Refunded, 5.25%, 1/01/18 .........................................................     1,090,000         1,179,620
  Eastern Hancock Middle School Building Corp. Revenue, first mortgage, Pre-Refunded,
     6.00%, 1/15/21 ......................................................................     1,000,000         1,074,570
  Hammond Industrial Sewer and Solid Waste Disposal Revenue, American Maize-Products Co.,
    Project A, 8.00%, 12/01/24 ...........................................................    20,000,000        21,115,000
  Indiana Bond Bank Revenue, State Revolving Fund Program, Series A, 5.50%, 8/01/04 ......     1,000,000         1,010,520
  Indiana Bond Bank Special Program, Series B, 6.20%, 2/01/23 ............................     3,500,000         3,924,935


                                                              Annual Report | 27



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  INDIANA (CONT.)
  Indiana Health Facility Financing Authority Hospital Revenue,
     Community Foundation Northwest Indiana, Series A, 6.375%, 8/01/21 ...................   $17,500,000    $   17,704,400
     Jackson County Schneck Memorial Hospital, Refunding, 5.25%, 2/15/22 .................     1,200,000         1,198,524
  Indiana Health Facility Financing Authority Revenue, Greenwood Village South Project,
    Refunding, 5.625%, 5/15/28 ...........................................................     1,750,000         1,534,347
  Indiana State Development Financing Authority Environmental Revenue, 6.25%, 7/15/30 ....     2,000,000         2,101,280
  Indiana State Educational Facilities Authority Revenue,
     DePauw University Project, Refunding, 5.30%, 7/01/16 ................................       600,000           636,552
     Valparaiso University, AMBAC Insured, 5.125%, 10/01/23 ..............................     2,015,000         2,055,381
  Indiana State HFA, SFMR,
     GNMA Secured, 6.10%, 7/01/22 ........................................................       395,000           406,052
     Refunding, Series A, 6.75%, 1/01/10 .................................................     2,940,000         2,966,813
     Refunding, Series A, 6.80%, 1/01/17 .................................................    12,835,000        12,913,550
  Indiana Transportation Finance Authority Highway Revenue, 5.375%, 12/01/25 .............    15,000,000        15,506,250
  Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A,
     MBIA Insured, 5.25%, 7/01/33 ........................................................    19,020,000        19,321,277
  Jasper County EDR, Georgia-Pacific Corp. Project,
     5.625%, 12/01/27 ....................................................................     3,500,000         3,087,070
     Refunding, 6.70%, 4/01/29 ...........................................................     3,000,000         3,029,400
  Madison County Authority Anderson Hospital Revenue, Refunding, Series A, 8.00%, 1/01/14         95,000            95,449
  Muncies Edit Building Corp., first mortgage, Series A, AMBAC Insured, 6.60%, 12/01/17 ..     4,000,000         4,096,320
  New Albany Floyd County School Building Corp. Revenue, first mortgage, MBIA Insured,
    5.375%, 1/15/18 ......................................................................     1,500,000         1,618,770
  New Prairie Unified School Building Corp. Revenue, first mortgage, Refunding,
    FSA Insured, 5.80%, 7/05/11 ..........................................................     1,520,000         1,607,826
  Penn-Harris-Madison Multi-School Building Corp. first mortgage, FSA Insured,
    Pre-Refunded, 5.90%, 7/15/14 .........................................................     1,000,000         1,114,820
  Petersburg PCR, 5.75%, 8/01/21 .........................................................     5,000,000         5,082,300
  Purdue University of Indiana University Revenue, Student Fee, Series Q, 5.375%, 7/01/07      1,355,000         1,476,760
  Rochester Community Multi-School Building Corp. Revenue, first mortgage, AMBAC Insured,
    5.20%, 1/15/18 .......................................................................     1,000,000         1,059,470
  Sullivan Industrial PCR, Hoosier Energy, Merom Project, Refunding, 7.10%, 4/01/19 ......       750,000           756,090
  Sullivan PCR, Indiana-Michigan Power Co. Project, Refunding, Series C, 5.95%, 5/01/09 ..     6,000,000         6,084,000
                                                                                                            ---------------
                                                                                                               134,780,596
                                                                                                            ---------------
  KANSAS .2%
  Kansas State Department of Transportation and Highway Revenue, Refunding, 5.50%,
    9/01/06 ..............................................................................     1,000,000         1,080,900
  Kansas State Development Finance Authority Hospital Revenue, Susan B. Allen Memorial
    Hospital, Series Z, Asset Guaranteed, 5.25%, 12/15/23 ................................     2,000,000         2,026,160
  Kansas State Development Finance Authority Revenue, Water Pollution Control Revolving
    Fund, Series II, 5.125%, 11/01/18 ....................................................     5,000,000         5,274,800
  Newton Hospital Revenue, Newton Healthcare Corp., Refunding, Series A, 5.70%, 11/15/18 .     1,875,000         1,884,600
  Shawnee County USD No. 437, Auburn-Washburn GO, Refunding, FSA Insured, 5.00%,
    9/01/20 ..............................................................................     2,500,000         2,567,675
                                                                                                            ---------------
                                                                                                                12,834,135
                                                                                                            ---------------


28 |  Annual Report



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  KENTUCKY 1.4%
  Ashland PCR, Ashland Oil Inc. Project, Refunding, 6.65%, 8/01/09 .......................   $ 3,100,000    $    3,134,689
  Henderson County Solid Waste Disposal Revenue, MacMillan Bloedel Project, 7.00%,
    3/01/25 ..............................................................................    10,000,000        10,603,800
  Kenton County Airport Board Revenue, Special Facilities, Delta Airlines Inc. Project,
     Series A, 7.50%, 2/01/20 ............................................................    10,000,000         8,710,500
     Series A, 7.125%, 2/01/21 ...........................................................     9,330,000         7,794,655
     Series B, 7.25%, 2/01/22 ............................................................     3,350,000         2,821,638
  Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
    Regional Health Center Facility, Refunding and Improvement,
     5.80%, 10/01/12 .....................................................................     1,000,000           962,640
     5.85%, 10/01/17 .....................................................................     5,615,000         5,220,153
  Mount Sterling Lease Revenue, Kentucky League Cities, Series A,
     6.10%, 3/01/08 ......................................................................    20,375,000        20,656,990
     6.20%, 3/01/18 ......................................................................    11,765,000        11,928,533
  Pendleton County Multi-County Lease Revenue, Kentucky Association of Counties Leasing
    Trust, Series A, 6.50%, 3/01/19 ......................................................    27,160,000        27,541,870
                                                                                                            ---------------
                                                                                                                99,375,468
                                                                                                            ---------------
  LOUISIANA 1.9%
  Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%,
    10/01/12 .............................................................................    14,285,000        14,336,712
  Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish Memorial
    Hospital Project, Series A, FSA Insured,
     6.375%, 12/01/12 ....................................................................     4,310,000         5,009,168
     6.50%, 12/01/18 .....................................................................     5,530,000         6,755,890
     6.65%, 12/01/21 .....................................................................     3,145,000         3,172,645
  Calcasieu Parish Public Trust Authority Mortgage Revenue, Refunding, Series B, 6.875%,
    11/01/12 .............................................................................       130,000           131,946
  De Soto Parish Environmental Improvement Revenue, International Paper Co. Project,
    Series A, 7.70%, 11/01/18 ............................................................     2,500,000         2,615,075
  East Baton Rouge Mortgage Finance Authority, SFM Purchase,
     Series A, 6.80%, 10/01/28 ...........................................................     1,745,000         1,786,322
     Series C, 7.00%, 4/01/32 ............................................................       320,000           320,624
  Ernest N. Morial New Orleans Exhibit Hall Authority Special Tax, senior sub. note,
    Series A, AMBAC Insured, 5.00%, 7/15/33 ..............................................    15,000,000        14,839,800
  Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%,
    11/01/27 .............................................................................     5,655,000         5,616,320
  Jefferson Parish Home Mortgage Authority SFMR, Refunding, Series G-2, GNMA Secured,
    5.55%, 6/01/32 .......................................................................     2,615,000         2,623,708
  Louisiana Local Government Environmental Facilities CDA Revenue, MBIA Insured, 5.00%,
    12/01/26 .............................................................................     5,605,000         5,574,789
  Louisiana Local Government Environmental Facilities CRDA, Jefferson Parking Garage
    Project, AMBAC Insured, 5.00%, 9/01/31 ...............................................     4,305,000         4,279,299
  Louisiana Public Facilities Authority Revenue,
     Ochsner Clinic Foundation Project, Series B, 5.75%, 5/15/23 .........................    10,000,000        10,290,500
     Tulane University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32 ...............     5,000,000         4,962,300
  Louisiana State Gas and Fuels Tax Revenue, Series A, AMBAC Insured, 5.00%, 6/01/27 .....    19,250,000        19,118,907


                                                              Annual Report | 29


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  LOUISIANA (CONT.)
  Louisiana State GO, Series A, FGIC Insured, 5.00%, 11/15/19 ............................   $ 9,000,000    $    9,308,520
  New Orleans GO, Refunding, AMBAC Insured,
     6.125%, 10/01/16 ....................................................................    10,275,000        10,994,969
     6.20%, 10/01/21 .....................................................................     8,050,000         8,622,435
  Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13 .     2,200,000         2,218,106
  West Feliciana Parish PCR, Gulf State Utility Co. Project,
     7.70%, 12/01/14 .....................................................................     2,000,000         2,030,160
     7.00%, 11/01/15 .....................................................................     3,050,000         3,143,483
                                                                                                            ---------------
                                                                                                               137,751,678
                                                                                                            ---------------
  MAINE .8%
  Bucksport Solid Waste Disposal Revenue, Champion International Corp. Project,
    Pre-Refunded, 6.25%, 5/01/10 .........................................................     5,000,000         5,000,000
  Financial Authority Solid Waste Recycling Facilities Revenue, Great Northern Paper Co.,
    Bowater Project, 7.75%, 10/01/22 .....................................................    29,300,000        29,316,701
  Jay Solid Waste Disposal Revenue, International Paper Co. Project, Refunding, Series B,
     6.20%, 9/01/19 ......................................................................     8,000,000         8,523,520
  Maine State Health and Higher Educational Facilities Authority Revenue, Series B, FSA
    Insured, Pre-Refunded, 7.00%, 7/01/24 ................................................     2,445,000         2,516,907
  Maine State Housing Authority Mortgage Purchase Revenue,
     Refunding, Series D-1, 5.05%, 11/15/16 ..............................................       195,000           195,866
     Series D, 6.70%, 11/15/15 ...........................................................     4,215,000         4,326,866
  Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 ...................     4,800,000         4,813,632
                                                                                                            ---------------
                                                                                                                54,693,492
                                                                                                            ---------------
  MARYLAND .2%
  Gaithersburg Hospital Facilities Revenue, Shady Grove Adventist Hospital, Refunding and
    Improvement, FSA Insured, 6.00%, 9/01/21 .............................................    10,110,000        10,834,483
  Price Georges County GO, Conservation Public Improvement, Series A, 5.00%, 10/01/23 ....     5,385,000         5,527,056
                                                                                                            ---------------
                                                                                                                16,361,539
                                                                                                            ---------------
  MASSACHUSETTS 4.7%
  Massachusetts Bay Transportation Authority Revenue, General Transportation System,
     Refunding, Series C, 5.00%, 3/01/24 .................................................    14,000,000        14,052,500
     Series A, FGIC Insured, 5.00%, 3/01/23 ..............................................     1,035,000         1,049,086
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 3/01/23 ................................     2,965,000         3,200,925
  Massachusetts Bay Transportation Authority, Special Assessment, Series A, 5.25%, 7/01/30    32,525,000        33,277,628
  Massachusetts Special Obligation Revenue, Consolidation Loan, Series A, FGIC Insured,
    5.00%, 6/01/22 .......................................................................    15,070,000        15,380,442
  Massachusetts State Development Finance Agency Revenue, Massachusetts/Saltonstall
    Redevelopment Building Corp., Series A, MBIA Insured, 5.125%, 8/01/28 ................     6,735,000         6,805,179
  Massachusetts State GO,
     Consolidated Loan, Refunding, Series C, 5.25%, 11/01/30 .............................    27,785,000        30,389,566
     Consolidated Loan, Refunding, Series C, Pre-Refunded, 5.25%, 11/01/30 ...............    49,445,000        54,643,153
     Consolidated Loan, Series A, 7.50%, 6/01/04 .........................................     2,555,000         2,567,034
     Consolidated Loan, Series A-02, 7.50%, 6/01/04 ......................................       140,000           140,659
     MBIA Insured, 5.00%, 8/01/22 ........................................................     4,100,000         4,191,348
     Refunding, Series B, ETM, 6.50%, 8/01/08 ............................................     5,900,000         6,748,538


30 |  Annual Report



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  MASSACHUSETTS (CONT.)
  Massachusetts State Health and Educational Facilities Authority Revenue,
     Berkshire Health System, Series E, 6.25%, 10/01/31 ..................................   $ 2,250,000    $    2,289,825
     Berkshire Health System, Series E, Asset Guaranteed, 5.70%, 10/01/25 ................     4,500,000         4,732,515
     Harvard University, Series FF, 5.00%, 7/15/22 .......................................    13,550,000        13,952,977
     Melrose-Wakefield Hospital, Refunding, Series B, ETM, 6.35%, 7/01/06 ................     1,100,000         1,107,502
  Massachusetts State HFA,
     Housing Projects, Refunding, Series A, 6.30%, 10/01/13 ..............................       425,000           427,920
     Housing Projects, Refunding, Series A, 6.375%, 4/01/21 ..............................       125,000           125,925
     Housing Revenue, SF, Series 41, 6.30%, 12/01/14 .....................................     2,050,000         2,117,137
     Housing Revenue, SF, Series 41, 6.35%, 6/01/17 ......................................     2,185,000         2,253,369
  Massachusetts State Industrial Finance Agency Health Care Facilities Revenue,
    Jewish Geriatric Services Inc., Series B,
     5.375%, 5/15/17 .....................................................................     1,965,000         2,003,239
     5.50%, 5/15/27 ......................................................................     5,000,000         5,060,750
  Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care,
     5.65%, 10/01/17 .....................................................................     2,295,000         2,381,269
     5.70%, 10/01/27 .....................................................................     7,375,000         7,563,874
  Massachusetts State Port Authority Revenue, Special Facilities, Bosfuel Project, MBIA
    Insured, 5.75%, 7/01/39 ..............................................................    10,150,000        10,594,468
  Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
     Series A, MBIA Insured, 5.00%, 1/01/37 ..............................................    52,130,000        51,629,031
     sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 .......................    21,350,000        21,396,757
  Massachusetts State Water Pollution Abatement Trust Revenue,
     Massachusetts Water Revenue Abatement Program, Series A, 5.00%, 8/01/32 .............     5,000,000         4,999,600
     Water Revenue Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29 ............     6,500,000         7,043,530
  Massachusetts Turnpike Authority Metropolitan Highway Systems Revenue, Refunding, Sub
    Series A, AMBAC Insured, 5.25%, 1/01/29 ..............................................     5,000,000         5,109,950
  Route 3 North Transportation Improvement Association Massachusetts Lease Revenue, MBIA
    Insured, Pre-Refunded, 5.375%, 6/15/29 ...............................................    16,405,000        18,332,095
                                                                                                            ---------------
                                                                                                               335,567,791
                                                                                                            ---------------
  MICHIGAN 3.4%
  Anchor Bay School District GO, Refunding, 5.00%, 5/01/29 ...............................     6,300,000         6,348,006
  Battle Creek Tax Increment Finance Authority, Pre-Refunded, 7.40%, 5/01/16 .............     2,000,000         2,040,000
  Belding Area Schools GO, FGIC Insured,
     6.10%, 5/01/26 ......................................................................       810,000           878,566
     Pre-Refunded, 6.10%, 5/01/26 ........................................................     2,995,000         3,274,404
  Chippewa Valley School GO, Refunding, 5.125%, 5/01/27 ..................................     5,310,000         5,398,677
  Detroit City School District GO,
     School Building and Site Improvements, Series A, FGIC Insured, 5.00%, 5/01/23 .......     2,000,000         2,030,380
     Series A, FSA Insured, 5.125%, 5/01/31 ..............................................    14,925,000        15,046,489
  Detroit GO,
     Refunding, Series B, 6.375%, 4/01/06 ................................................     7,265,000         7,667,554
     Refunding, Series B, 6.25%, 4/01/09 .................................................       625,000           658,931
     Series A, Pre-Refunded, 6.70%, 4/01/10 ..............................................     4,550,000         4,817,495


                                                              Annual Report | 31



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  MICHIGAN (CONT.)
  Detroit Sewage Disposal Revenue,
     Refunding, senior lien, Series A, FGIC Insured, 5.125%, 7/01/31 .....................   $10,000,000    $   10,073,700
     Series A, MBIA Insured, 5.00%, 7/01/27 ..............................................    15,000,000        14,978,550
  Detroit Water Supply System Revenue,
     second lien, Series B, FGIC Insured, 5.50%, 7/01/33 .................................     5,000,000         5,177,800
     senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 .................................    17,575,000        17,584,315
     senior lien, Series A, FGIC Insured, 5.25%, 7/01/33 .................................     6,170,000         6,276,247
     senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ...................     7,060,000         7,854,674
  Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 ...........     8,625,000         8,765,156
  Jackson County Building Authority Revenue, AMBAC Insured, 5.60%, 5/01/30 ...............     4,145,000         4,328,955
  Kalamazoo EDC Revenue, Limited Obligation, Friendship Village, Refunding, Series A,
     6.25%, 5/15/27 ......................................................................     1,750,000         1,664,075
  Kent Hospital Finance Authority Health Care Revenue, Butterworth Health System,
    Series A, MBIA Insured, Pre-Refunded, 5.625%, 1/15/26 ................................     2,500,000         2,705,100
  Michigan State Building Authority Revenue, Facilities Program, Refunding, Series I,
     5.00%, 10/15/24 .....................................................................    31,350,000        31,620,551
  Michigan State HDA, Limited Obligation Revenue, Fraser Woods Project, FSA Insured,
     6.625%, 9/15/19 .....................................................................     2,500,000         2,532,450
  Michigan State Hospital Finance Authority Revenue, Ascension Health Credit, Refunding,
    Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 ...............................    18,000,000        20,918,160
  Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
    Education Exempt Facilities, Refunding, Series D, XLCA Insured,
     5.25%, 12/15/32 .....................................................................    10,000,000        10,130,700
  Michigan State Trunk Line Revenue, Series A, FSA Insured,
     5.00%, 11/01/25 .....................................................................    16,250,000        16,360,825
     5.25%, 11/01/30 .....................................................................    10,000,000        10,223,400
  Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
    MBIA Insured, 5.25%, 11/15/31 ........................................................    10,000,000        10,155,100
  Southgate Community School District GO, FGIC Insured, 5.00%, 5/01/25 ...................     5,500,000         5,538,555
  West Ottawa Public School District GO, Series A, 5.00%, 5/01/27 ........................     5,000,000         5,051,650
                                                                                                            ---------------
                                                                                                               240,100,465
                                                                                                            ---------------
  MINNESOTA 2.1%
  Cloquet PCR, Potlatch Corp. Projects, Refunding, 5.90%, 10/01/26 .......................     9,100,000         8,359,442
  Golden Valley Revenue, Covenant Retirement Communities, Series A, 5.50%, 12/01/29 ......     2,750,000         2,679,902
  International Falls PCR, Boise Cascade Corp. Project, Refunding, 5.65%, 12/01/22 .......     3,500,000         3,326,190
  Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
     Series A, FGIC Insured, 5.125%, 1/01/31 .............................................    10,000,000        10,154,200
     Series A, FGIC Insured, 5.25%, 1/01/32 ..............................................    32,025,000        32,890,636
     Series A, FGIC Insured, 5.75%, 1/01/32 ..............................................     5,000,000         5,345,000
     Series C, FGIC Insured, 5.25%, 1/01/26 ..............................................    19,000,000        19,557,270
  Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
    Fairview Hospital, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ................    25,810,000        27,872,993
  Minnetonka MFHR, Ridgepointe II Project, Refunding, Series A, GNMA Secured, 5.95%,
    10/20/33 .............................................................................    11,075,000        11,587,219
  Rochester Health Care Facilities Revenue, Mayo Foundation, Series A, 5.50%, 11/15/27 ...    20,000,000        20,687,000
  Roseville MFHR, Rosepointe I Project, Refunding, Series A, GNMA Secured, 5.95%,
    10/20/33 .............................................................................     8,285,000         8,668,181
  University of Minnesota Revenue, Refunding, Series A, 5.75%, 7/01/13 ...................     1,250,000         1,421,388
                                                                                                            ---------------
                                                                                                               152,549,421
                                                                                                            ---------------


32 |  Annual Report



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  MISSISSIPPI 1.3%
  Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 .........   $36,500,000    $   36,494,890
  Jackson County Environmental Improvement Revenue, International Paper Co. Project,
    6.70%, 5/01/24 .......................................................................     3,500,000         3,768,625
  Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project,
     5.875%, 4/01/22 .....................................................................    40,000,000        40,352,000
     Refunding, 5.90%, 5/01/22 ...........................................................     8,250,000         8,310,802
  Mississippi State GO, Refunding, 5.75%, 12/01/12 .......................................     2,000,000         2,268,900
                                                                                                            ---------------
                                                                                                                91,195,217
                                                                                                            ---------------
  MISSOURI 1.0%
  Jackson County Special Obligation Revenue, MBIA Insured, 5.00%, 12/01/22 ...............     9,095,000         9,304,731
  Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery
    Foundation, Series A, MBIA Insured, 5.00%, 12/01/30 ..................................    11,500,000        11,578,775
  Missouri State Board of Public Buildings Special Obligation Revenue, Series A, 4.75%,
    10/15/28 .............................................................................     8,250,000         8,040,120
  Missouri State Health and Educational Facilities Authority Revenue, SSM Health Care,
    Refunding, Series A, MBIA Insured, 5.00%, 6/01/22 ....................................     4,500,000         4,542,030
  Missouri State Health and Educational Facilities Revenue, SSM Healthcare, Series A,
    AMBAC Insured, 5.25%, 6/01/21 ........................................................    17,500,000        18,271,225
  St. Louis Airport Revenue,
     Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/21 .................     7,250,000         7,437,992
     Airport Development Project, Series A, MBIA Insured, 5.00%, 7/01/20 .................     5,000,000         5,148,100
     Capital Improvement Program, Series A, MBIA Insured, 5.00%, 7/01/27 .................     6,580,000         6,640,997
  Taney County IDA, Hospital Revenue, The Skaggs Community Hospital Association, 5.40%,
    5/15/28 ..............................................................................     4,000,000         3,793,880
                                                                                                            ---------------
                                                                                                                74,757,850
                                                                                                            ---------------
  MONTANA .8%
  Forsyth County PCR, The Montana Power Co., Refunding, Series B, MBIA Insured, 5.90%,
    12/01/23 .............................................................................    20,385,000        20,766,199
  Forsyth PCR, Refunding, AMBAC Insured, 5.00%, 3/01/31 ..................................    30,000,000        30,113,400
  Montana State Board of Housing SFM, Refunding, Series B-1, 6.25%, 12/01/21 .............     6,025,000         6,198,882
  Montana State Health Facilities Authority Revenue, Montana Developmental Center
    Project, Pre-Refunded, 6.40%, 6/01/19 ................................................     2,000,000         2,047,800
                                                                                                            ---------------
                                                                                                                59,126,281
                                                                                                            ---------------
  NEBRASKA .2%
  Omaha Convention Hotel Corporation Revenue, Convention Center First Tier, Series A,
    AMBAC Insured, 5.125%, 4/01/26 .......................................................    12,500,000        12,681,875
                                                                                                            ---------------
  NEVADA 2.6%
  Clark County Apartment Improvement Revenue, sub. lien, Series B, FGIC Insured, 5.25%,
    7/01/31 ..............................................................................    20,000,000        20,308,400
  Clark County IDR,
     Nevada Power Co. Project, Refunding, Series C, 7.20%, 10/01/22 ......................    12,500,000        12,576,875
     Southwest Gas Corp., Series A, 6.50%, 12/01/33 ......................................    10,000,000        10,082,300
  Clark County School District GO, Building and Renovation, Series B, FGIC Insured,
    5.25%, 6/15/16 .......................................................................    12,750,000        14,027,933


                                                              Annual Report | 33



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  NEVADA (CONT.)
  Director of State Department of Business and Industry Revenue, Las Vegas Monorail
    Project, First Tier, AMBAC Insured, 5.625%,
     1/01/32 .............................................................................   $21,995,000    $   23,547,627
     1/01/34 .............................................................................    15,000,000        16,020,000
  Henderson Health Care Facilities Revenue, Catholic Healthcare West, Series A, 5.25%,
    7/01/18 ..............................................................................    23,685,000        23,566,338
  Humboldt County PCR, Sierra Pacific Power Co., Refunding, Series A, AMBAC Insured,
    6.30%, 7/01/22 .......................................................................     4,500,000         4,575,870
  Nevada Housing Division SF Program, Refunding,
     Series A-1, 6.25%, 10/01/26 .........................................................     1,225,000         1,244,870
     Series C-2, FHA Insured, 6.75%, 10/01/26 ............................................     1,615,000         1,648,301
  Nevada State GO,
     Colorado River Commission Revenue, Series 1994, Pre-Refunded, 6.50%, 7/01/24 ........    15,915,000        16,211,815
     Municipal Bond Bank Project No. 40-41,Series A, ETM, 6.375%, 12/01/17 ...............    10,275,000        10,359,255
  Reno RDA, Tax Allocation, Refunding, Series A, 6.20%, 6/01/18 ..........................     3,000,000         3,077,370
  Sparks RDA, Tax Allocation Revenue, Refunding, Series A, Asset Guaranteed, 6.00%,
    1/15/23 ..............................................................................     5,000,000         5,392,750
  Washoe County Gas and Water Facilities Revenue, Refunding, AMBAC Insured, 6.30%,
    12/01/14 .............................................................................     5,000,000         5,152,000
  Washoe County GO, Reno Sparks Convention, Refunding, Series A, FGIC Insured, 5.00%,
    7/01/24 ..............................................................................     5,000,000         5,041,550
  Washoe County Hospital Facility Revenue, Washoe Medical Center Inc. Project, Series A,
    AMBAC Insured, 6.25%, 6/01/13 ........................................................     9,295,000         9,511,945
                                                                                                            ---------------
                                                                                                               182,345,199
                                                                                                            ---------------
  NEW HAMPSHIRE .3%
  Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%,
    6/20/33 ..............................................................................     5,854,000         6,129,665
  New Hampshire Health and Education Facilities Authority Revenue, Exeter Project,
     6.00%, 10/01/24 .....................................................................     2,000,000         2,083,320
     5.75%, 10/01/31 .....................................................................     1,000,000         1,020,320
  New Hampshire Higher Education and Health Facilities Authority Revenue,
     New Hampshire Catholic Charities, 5.80%, 8/01/22 ....................................     1,000,000           977,900
     Rivier College, 5.60%, 1/01/28 ......................................................     4,590,000         4,559,890
     The Hitchcock Clinic, MBIA Insured, Pre-Refunded, 6.00%, 7/01/27 ....................     4,275,000         4,845,841
  New Hampshire State HFA, SFMR, Series E,
     6.75%, 7/01/19 ......................................................................       890,000           908,690
     6.80%, 7/01/25 ......................................................................       745,000           763,565
                                                                                                            ---------------
                                                                                                                21,289,191
                                                                                                            ---------------
  NEW JERSEY 1.2%
  Health Care Facilities Financing Authority Revenue, FHA Insured Mortgage, Englewood
    Hospital, MBIA Insured, 5.00%, 8/01/23 ...............................................     5,000,000         5,084,050
  Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
     Series 1, 6.00%, 1/01/19 ............................................................     2,100,000         2,036,181
     Series 1, 6.00%, 1/01/29 ............................................................     5,000,000         4,770,950
     Series 2, 6.125%, 1/01/19 ...........................................................     2,000,000         1,962,880
     Series 2, 6.125%, 1/01/29 ...........................................................     5,000,000         4,848,150


34 |  Annual Report



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  NEW JERSEY (CONT.)
  New Jersey EDA, Lease Revenue, International Center for Public Health Project,
    University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ..................   $ 5,000,000    $    5,514,400
  New Jersey EDA Revenue, School Facilities Construction, Series C, MBIA Insured, 4.75%,
    6/15/25 ..............................................................................     7,500,000         7,362,375
  New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
    Refunding, Series B, MBIA Insured, 5.00%, 12/15/21 ...................................    12,400,000        12,659,036
  New Jersey State Turnpike Authority Turnpike Revenue, Series A, MBIA Insured,
     5.60%, 1/01/22 ......................................................................     7,500,000         8,085,825
     5.50%, 1/01/25 ......................................................................    13,000,000        13,675,090
  Tobacco Settlement Financing Corp. Revenue, Asset Backed, Refunding, 5.75%, 6/01/32 ....    25,000,000        22,212,000
                                                                                                            ---------------
                                                                                                                88,210,937
                                                                                                            ---------------
  NEW MEXICO .2%
  Lordsburg PCR, Phelps Dodge Corp. Project, Refunding, 6.50%, 4/01/13 ...................    12,000,000        12,196,080
  New Mexico State Highway Commission Tax Revenue, senior sub. lien, Series A, 6.00%,
    6/15/13 ..............................................................................     1,000,000         1,140,560
                                                                                                            ---------------
                                                                                                                13,336,640
                                                                                                            ---------------
  NEW YORK 15.8%
  Long Island Power Authority Electric System Revenue, Series A, MBIA Insured, 5.25%,
    12/01/26 .............................................................................    10,000,000        10,344,200
  MTA Commuter Facilities Revenue, Series A,
     FGIC Insured, Pre-Refunded, 6.00%, 7/01/16 ..........................................     8,950,000        10,159,861
     Pre-Refunded, 5.25%, 7/01/28 ........................................................     5,000,000         5,579,550
     Pre-Refunded, 6.125%, 7/01/29 .......................................................    15,040,000        17,362,026
  MTA Dedicated Tax Fund Revenue, Series A, FGIC Insured,
     5.00%, 11/15/31 .....................................................................    14,250,000        14,258,550
     Pre-Refunded, 6.00%, 4/01/30 ........................................................    12,500,000        14,413,000
  MTA New York Dedicated Tax Fund Revenue, Series A, MBIA Insured, 6.25%, 4/01/11 ........     1,280,000         1,501,939
  MTA Transit Facilities Revenue,
     Series A, FSA Insured,Pre-Refunded, 6.00%, 7/01/16 ..................................     3,630,000         4,120,703
     Series A, Pre-Refunded, 6.00%, 7/01/24 ..............................................     5,000,000         5,742,250
     Series A, Pre-Refunded, 5.625%, 7/01/27 .............................................    10,800,000        12,149,784
     Service Contract, Refunding, Series 8, Pre-Refunded, 5.375%, 7/01/21 ................    15,000,000        16,836,300
  MTA Transportation Revenue,
     5.25%, 11/15/31 .....................................................................    10,000,000        10,150,900
     Refunding, Series U, 5.125%, 11/15/31 ...............................................    20,720,000        20,704,460
  Nassau County GO,
     Improvement, Series F, 6.625%, 3/01/08 ..............................................     7,325,000         8,056,987
     Water Utility Improvements, Series F, 6.625%, 3/01/07 ...............................     7,070,000         7,682,191
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
    5.75%, 8/01/29 .......................................................................    10,000,000        10,593,100


                                                              Annual Report | 35



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  NEW YORK (CONT.)
  New York City GO,
     Refunding, Series A, Pre-Refunded, 6.25%, 8/01/08 ...................................   $ 4,390,000    $    4,510,988
     Refunding, Series B, 6.20%, 8/15/06 .................................................     1,500,000         1,589,325
     Refunding, Series E, 6.00%, 8/01/26 .................................................     2,270,000         2,422,544
     Refunding, Series H, 6.25%, 8/01/15 .................................................    13,035,000        14,386,990
     Refunding, Series H, 6.125%, 8/01/25 ................................................    65,300,000        70,501,145
     Refunding, Series J, 6.00%, 8/01/21 .................................................    25,255,000        27,259,489
     Series A, 6.125%, 8/01/06 ...........................................................       110,000           112,829
     Series A, Pre-Refunded, 6.125%, 8/01/06 .............................................    14,390,000        14,784,142
     Series A, Pre-Refunded, 6.20%, 8/01/07 ..............................................    21,810,000        22,411,302
     Series B, 8.25%, 6/01/05 ............................................................       575,000           615,158
     Series B, 6.30%, 8/15/08 ............................................................    19,445,000        20,876,930
     Series B, 6.125%, 8/01/09 ...........................................................     1,170,000         1,200,092
     Series B, 6.00%, 8/15/26 ............................................................       800,000           854,456
     Series B, Pre-Refunded, 8.25%, 6/01/05 ..............................................       425,000           456,344
     Series B, Pre-Refunded, 6.30%, 8/15/08 ..............................................     7,430,000         7,982,049
     Series B, Pre-Refunded, 6.375%, 8/15/10 .............................................    21,740,000        23,375,935
     Series B, Pre-Refunded, 6.00%, 8/15/26 ..............................................     1,200,000         1,330,656
     Series B, Sub Series B-1, Pre-Refunded, 7.00%, 8/15/16 ..............................     3,000,000         3,080,520
     Series B-1, Pre-Refunded, 7.30%, 8/15/11 ............................................     8,000,000         8,220,160
     Series D, 8.00%, 8/01/16 ............................................................         5,000             5,076
     Series D, 5.50%, 6/01/24 ............................................................    23,940,000        24,903,346
     Series D, Pre-Refunded, 6.00%, 2/15/25 ..............................................    20,630,000        21,598,166
     Series E, 6.50%, 12/01/12 ...........................................................        20,000            20,071
     Series E, Pre-Refunded, 5.75%, 2/15/09 ..............................................     5,295,000         5,531,157
     Series E, Pre-Refunded, 6.00%, 8/01/26 ..............................................       730,000           808,336
     Series F, 6.00%, 8/01/13 ............................................................     7,430,000         8,085,920
     Series F, 5.25%, 1/15/23 ............................................................    20,000,000        20,347,600
     Series F, Pre-Refunded, 6.50%, 2/15/07 ..............................................     8,050,000         8,458,860
     Series F, Pre-Refunded, 6.50%, 2/15/08 ..............................................     7,540,000         7,922,957
     Series F, Pre-Refunded, 6.60%, 2/15/10 ..............................................    16,000,000        16,824,960
     Series F, Pre-Refunded, 6.00%, 8/01/13 ..............................................     6,570,000         7,267,340
     Series F-2003, 8.20%, 11/15/04 ......................................................        30,000            31,109
     Series G, 6.00%, 10/15/26 ...........................................................    12,905,000        13,775,571
     Series G, Pre-Refunded, 6.00%, 10/15/26 .............................................     2,430,000         2,756,325
     Series H, Pre-Refunded, 6.125%, 8/01/25 .............................................       485,000           548,530
     Series H-1, 6.125%, 8/01/11 .........................................................       495,000           507,731
     Series H-1, Pre-Refunded, 6.125%, 8/01/09 ...........................................    10,580,000        10,869,786
     Series H-1, Pre-Refunded, 6.125%, 8/01/11 ...........................................     4,505,000         4,628,392
     Series I, 6.25%, 4/15/13 ............................................................    12,450,000        13,640,469
     Series I, 6.25%, 4/15/27 ............................................................     2,240,000         2,454,189
     Series I, Pre-Refunded, 6.25%, 4/15/13 ..............................................    24,160,000        27,153,666
     Series I, Pre-Refunded, 6.25%, 4/15/27 ..............................................     4,760,000         5,357,094
     Series J, Pre-Refunded, 6.00%, 8/01/21 ..............................................     3,005,000         3,386,966


36 |  Annual Report



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  NEW YORK (CONT.)
  New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Refunding, 5.50%, 6/15/33 ...........................................................   $55,000,000    $   56,791,900
     Refunding, Series B, FGIC Insured, 5.25%, 6/15/29 ...................................     4,855,000         4,913,697
     Series A, 5.75%, 6/15/30 ............................................................     8,000,000         8,511,600
     Series A, FGIC Insured, 5.50%, 6/15/32 ..............................................    10,000,000        10,404,000
     Series B, 5.75%, 6/15/29 ............................................................    15,000,000        16,056,450
     Series B, AMBAC Insured, 5.25%, 6/15/29 .............................................     8,000,000         8,096,720
     Series B, FSA Insured, 5.25%, 6/15/29 ...............................................     4,030,000         4,078,723
     Series B, MBIA Insured, 5.75%, 6/15/26 ..............................................     1,135,000         1,238,875
     Series B, MBIA Insured, 5.75%, 6/15/26 ..............................................     1,865,000         2,023,059
     Series D, 5.25%, 6/15/25 ............................................................    10,000,000        10,244,900
     Series G, FSA Insured, 5.125%, 6/15/32 ..............................................    24,215,000        24,392,980
  New York City Transitional Finance Authority Revenue,
     Future Tax Secured, Refunding, Series C, 5.50%, 11/01/20 ............................     5,000,000         5,396,500
     Future Tax Secured, Refunding, Series C-A, 5.50%, 11/01/24 ..........................     4,200,000         4,385,262
     Future Tax Secured, Series B, 5.00%, 5/01/30 ........................................     7,500,000         7,456,725
     Future Tax Secured, Series B, Pre-Refunded, 6.00%, 11/15/29 .........................    10,000,000        11,642,300
     Future Tax Secured, Series D, 5.00%, 2/01/27 ........................................    10,000,000         9,985,700
     Series E, 5.00%, 2/01/28 ............................................................     8,885,000         8,859,856
  New York City Transportation Authority MTA, Triborough COP, Series A, AMBAC Insured,
      5.40%, 1/01/19 .....................................................................    15,000,000        16,172,550
  New York City Trust Cultural Resources Revenue, Museum of Modern Art 2001, Series D,
    AMBAC Insured, 5.125%, 7/01/31 .......................................................     8,000,000         8,124,640
  New York State Dormitory Authority Lease Revenue, Court Facilities, 6.00%, 5/15/39 .....    16,000,000        17,201,440
  New York State Dormitory Authority Revenue,
     City University General Resources, Series 2, MBIA Insured, Pre-Refunded, 6.25%,
      7/01/19 .............S...............................................................     4,000,000         4,033,120
     City University System Consolidated Third, Series 1, 5.25%, 7/01/25 .................    10,000,000        10,130,400
     City University System, Third General, Pre-Refunded, 6.00%, 7/01/20 .................    16,860,000        18,693,694
     City University System, Third General, Series 2, Pre-Refunded, 6.00%, 7/01/26 .......     5,500,000         6,091,910
     Interfaith Medical Center, Series D, 5.40%, 2/15/28 .................................     8,000,000         8,198,560
     Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 ......................    14,290,000        16,030,379
     Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 ......................     4,830,000         5,385,885
     Second Hospital, Interfaith Medical Center, Series D, 5.30%, 2/15/19 ................     5,000,000         5,157,550
     State University Educational Facilities, 5.125%, 5/15/21 ............................     7,165,000         7,309,518
     Upstate Community Colleges, Series A, 5.00%, 7/01/28 ................................    10,000,000         9,861,300
  New York State Dormitory Authority Revenues, Mental Health Services, Refunding,
    Series A,
     6.00%, 8/15/17 ......................................................................     3,710,000         4,078,922
     5.75%, 2/15/27 ......................................................................       170,000           179,904
  New York State Energy Research and Development Authority Electric Facilities Revenue,
    Consolidated Edison Project, Refunding, Series A, 6.10%, 8/15/20 .....................     8,500,000         8,955,940
  New York State HFA, Service Contract Obligation Revenue,
     Refunding, Series C, 5.50%, 9/15/22 .................................................    17,505,000        18,208,701
     Series A, Pre-Refunded, 6.375%, 9/15/14 .............................................     3,155,000         3,279,371
     Series A, Pre-Refunded, 6.375%, 9/15/16 .............................................     3,785,000         3,934,205
     Series A, Pre-Refunded, 6.50%, 3/15/25 ..............................................    10,000,000        10,898,500


                                                              Annual Report | 37



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  NEW YORK (CONT.)
  New York State HFAR,
     Health Facilities, New York City, Refunding, Series A, 5.90%, 5/01/05 ...............   $14,070,000    $   14,693,864
     Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 .........     4,860,000         5,176,872
     Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 ........     3,760,000         3,999,662
  New York State Medical Care Facilities Finance Agency Revenue,
     Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.50%, 2/15/34 ..     6,045,000         6,215,529
     Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.50%, 8/15/29 ............     7,600,000         8,061,320
     The Hospital for Special Surgery Revenue, Series A, Pre-Refunded, 6.375%, 8/15/24 ...    12,500,000        12,938,625
  New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Series A,
    FSA Insured, Pre-Refunded, 6.00%, 4/01/14 ............................................     1,420,000         1,649,131
  New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
    Pre-Refunded,
     6.25%, 4/01/14 ......................................................................    11,600,000        12,355,392
     5.75%, 4/01/16 ......................................................................    13,200,000        14,440,404
  New York State Urban Development Corp. Revenue,
     Correctional Capital Facilities, Series 5, Pre-Refunded, 6.10%, 1/01/12 .............     7,685,000         8,082,545
     senior lien, Corporate Purpose, 5.50%, 7/01/05 ......................................       400,000           418,820
     Youth Facilities, Pre-Refunded, 6.00%, 4/01/17 ......................................    11,720,000        13,200,822
  Onondaga County GO,
     Economically Defeased, 5.875%, 2/15/12 ..............................................       700,000           805,616
     Unrefunded Balance, 5.875%, 2/15/12 .................................................       300,000           342,861
  Triborough Bridge and Tunnel Authority Revenue, General Purpose,
     Refunding, Series X, 6.625%, 1/01/12 ................................................     1,800,000         2,141,262
     Refunding, Series Y, 5.90%, 1/01/07 .................................................       500,000           547,995
     Refunding, Series Y, 6.00%, 1/01/12 .................................................     1,000,000         1,150,250
     Series A, 5.00%, 1/01/27 ............................................................     5,000,000         4,992,950
     Series A, 5.00%, 1/01/32 ............................................................    20,000,000        19,821,000
     Series B, Pre-Refunded, 5.50%, 1/01/30 ..............................................    15,000,000        16,333,500
  Warren and Washington Counties IDAR, Adirondack Resource Recovery Project, Refunding,
    Series A, 7.90%, 12/15/07 ............................................................     2,590,000         2,580,857
                                                                                                            ---------------
                                                                                                             1,128,865,485
                                                                                                            ---------------
  NORTH CAROLINA 2.8%
  Charlotte-Mecklenberg Hospital Authority Health Care System Revenue,
     5.90%, 1/15/16 ......................................................................     7,010,000         7,440,204
     Pre-Refunded, 5.90%, 1/15/16 ........................................................     2,890,000         3,140,303
  North Carolina Eastern Municipal Power Agency Power System Revenue,
     Refunding, Series A, 5.75%, 1/01/26 .................................................    65,350,000        66,317,834
     Refunding, Series B, 6.00%, 1/01/22 .................................................     1,250,000         1,341,975
     Refunding, Series B, 6.25%, 1/01/23 .................................................    39,030,000        42,993,887
     Refunding, Series B, 5.75%, 1/01/24 .................................................    35,140,000        35,797,469
     Refunding, Series B, FGIC Insured, 6.25%, 1/01/23 ...................................     1,280,000         1,297,856
     Refunding, Series D, 6.75%, 1/01/26 .................................................     5,000,000         5,443,200
     Series B, 6.00%, 1/01/05 ............................................................     1,355,000         1,377,181
     Series D, 6.70%, 1/01/19 ............................................................     2,000,000         2,195,140
     Series D, Refunding, 5.125%, 1/01/23 ................................................    12,000,000        11,573,160
     Series D, Refunding, 5.125%, 1/01/26 ................................................     3,000,000         2,865,720
  University Hospital Chapel Hill Revenue, Refunding, AMBAC Insured, 5.00%, 2/15/21 ......     5,000,000         5,181,400


38 |  Annual Report



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  NORTH CAROLINA (CONT.)
  Winston-Salem Water and Sewer System Revenue, Refunding, Pre-Refunded, 5.125%,
    6/01/28 ..............................................................................   $11,000,000    $   12,189,760
                                                                                                            ---------------
                                                                                                               199,155,089
                                                                                                            ---------------
  NORTH DAKOTA .1%
  Mercer County PCR, Basin Electric Power Corp., Refunding, Second Series, AMBAC
    Insured, 6.05%, 1/01/19 ..............................................................     9,130,000         9,579,926
                                                                                                            ---------------
  OHIO 2.9%
  Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement
    Childrens Hospital Center, FSA Insured, 5.00%, 11/15/31 ..............................     9,250,000         9,281,727
  Akron Income Tax Revenue, Community Learning, FGIC Insured, 5.00%,
     12/01/26 ............................................................................     6,085,000         6,130,820
     12/01/27 ............................................................................     3,185,000         3,206,562
  Cleveland Airport System Revenue, Series A, FSA Insured, 5.00%, 1/01/31 ................    20,000,000        20,043,600
  Columbus City School District GO, School Facilities Construction and Improvement,
    FGIC Insured, 5.00%, 12/01/28 ........................................................    16,000,000        16,092,160
  Cuyahoga County Hospital Facilities Revenue, Canton Inc. Project, 7.50%, 1/01/30 .......    17,100,000        18,761,094
  Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc.,
    Refunding,
     Series A, 5.625%, 2/01/18 ...........................................................     6,000,000         5,391,060
     Series E, 6.05%, 10/01/09 ...........................................................     4,000,000         3,941,960
     Series F, 6.05%, 10/01/09 ...........................................................     2,750,000         2,710,097
  Franklin County Convention Facilities Authority Tax and Lease Revenue, Anticipation
    Bonds, MBIA Insured, 5.00%, 12/01/27 .................................................     7,500,000         7,514,175
  Hamilton County Sales Tax, Series B, AMBAC Insured, 5.25%, 12/01/32 ....................    10,000,000        10,188,600
  Montgomery County Health Systems Revenue, Series B-2, Pre-Refunded, 8.10%, 7/01/18 .....    11,355,000        12,904,241
  Montgomery County Hospital Facilities Revenue, Grandview Hospital and Medical Center,
    Pre-Refunded,
     5.50%, 12/01/10 .....................................................................     1,300,000         1,449,123
     5.60%, 12/01/11 .....................................................................     1,000,000         1,118,100
     5.65%, 12/01/12 .....................................................................       925,000         1,045,842
  Nordonia Hills Local School District GO, School Improvement, AMBAC Insured,
     5.375%, 12/01/20 ....................................................................     4,275,000         4,588,187
     5.45%, 12/01/25 .....................................................................     3,000,000         3,175,860
  Ohio State Air Quality Development Authority Revenue, Dayton Power and Light Co.
    Project, Refunding, 6.10%, 9/01/30 ...................................................    12,000,000        11,713,200
  Ohio State Water Development Authority PCR, Facilities Revenue, Water Control Loan
    Fund, Water Quality Series, MBIA Insured, 5.125%, 6/01/19 ............................    18,000,000        18,792,900
  Ohio State Water Development Authority Revenue, Dayton Power, Refunding, Series A, 6.40%,
    8/15/27 ..............................................................................     3,250,000         3,263,553
  Pickerington Local School District GO, School Facilities Construction and Improvement,
    FGIC Insured, 5.00%, 12/01/28 ........................................................    15,000,000        15,074,550
  University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%, 1/01/29    11,305,000        12,885,778
  University of Cincinnati COP,
     Jefferson Avenue Residence Hall, MBIA Insured, 5.125%, 6/01/28 ......................     4,000,000         4,034,240
     University Center Project, MBIA Insured, 5.125%, 6/01/24 ............................    10,500,000        10,667,895
  University of Cincinnati General Receipts Revenue, Series A, FGIC Insured, 5.25%,
    6/01/24 ..............................................................................     5,000,000         5,162,450
                                                                                                            ---------------
                                                                                                               209,137,774
                                                                                                            ---------------


                                                              Annual Report | 39



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  OKLAHOMA .6%
  Stillwater Medical Center Authority Revenue,
     Series A, 6.10%, 5/15/09 ............................................................   $ 2,730,000    $    2,908,051
     Series B, 6.35%, 5/15/12 ............................................................     1,165,000         1,234,131
     Series B, 6.50%, 5/15/19 ............................................................     3,390,000         3,546,143
  Tulsa County Municipal Airport Revenue, American Airlines Inc.,
     7.35%, 12/01/11 .....................................................................     4,000,000         3,717,360
     6.25%, 6/01/20 ......................................................................    18,530,000        15,499,419
  Tulsa Industrial Authority Hospital Revenue, St. John Medical Center Project, Series A,
    Pre-Refunded, 6.25%, 2/15/14 .........................................................     2,000,000         2,154,960
  Tulsa Municipal Airport Trust Revenue, Refunding, Series B, 6.00%, 6/01/35 .............    10,000,000         9,328,900
  Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
     6.00%, 8/15/14 ......................................................................     4,000,000         4,073,400
                                                                                                            ---------------
                                                                                                                42,462,364
                                                                                                            ---------------
  OREGON .9%
  Health Sciences University Revenue, Series A, MBIA Insured, 5.00%, 7/01/26 .............    10,500,000        10,609,620
  Jackson County School District No. 6 Central Point GO, FGIC Insured, 5.25%, 6/15/20 ....     4,000,000         4,175,920
  Lane County School District No. 19 Springfield GO, Refunding, FGIC Insured, 6.00%,
    10/15/13 .............................................................................     1,250,000         1,453,550
  Oregon State Department of Administrative Services COP, Series A, AMBAC Insured,
    Pre-Refunded, 6.00%, 5/01/26 .........................................................    10,000,000        11,603,600
  Oregon State EDR, Georgia Pacific Corp. Project,
     Refunding, Series 183, 5.70%, 12/01/25 ..............................................     3,500,000         3,200,085
     Series CLVII, 6.35%, 8/01/25 ........................................................     5,500,000         5,417,445
  Oregon State GO,
     Series LX, 6.75%, 5/01/05 ...........................................................     1,000,000         1,053,170
     State Board of Higher Education, Series A, 5.00%, 8/01/26 ...........................    12,000,000        12,144,480
  Salem-Keizer School District No. 24J GO, 5.00%, 6/01/19 ................................    15,055,000        16,513,679
                                                                                                            ---------------
                                                                                                                66,171,549
                                                                                                            ---------------
  PENNSYLVANIA 4.5%
  Allegheny County Hospital Development Authority Revenue, Health System, Series A, MBIA
    Insured, 6.50%, 11/15/30 .............................................................    10,000,000        11,596,900
  Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding,
     5.50%, 12/01/29 .....................................................................    10,000,000        10,023,300
     Series A, 6.70%, 12/01/20 ...........................................................     5,250,000         5,372,272
  Allegheny County Port Authority Special Revenue, Transportation, FGIC Insured, 5.00%,
    3/01/29 ..............................................................................    10,000,000        10,012,100
  Berks County GO, AMBAC Insured, 5.00%, 11/15/25 ........................................     5,000,000         5,032,100
  Butler Area School District GO, FGIC Insured, Pre-Refunded, 5.60%, 4/01/28 .............     5,000,000         5,643,800
  Delaware County Authority University Revenue, Villanova University, Series A, MBIA
    Insured, 5.00%, 12/01/18 .............................................................     7,090,000         7,329,855
  Delaware River Port Authority Pennsylvania and New Jersey Delaware River Bridges Revenue,
    FSA Insured, 5.75%,
     1/01/22 .............................................................................     8,500,000         9,322,375
     1/01/26 .............................................................................    10,000,000        10,819,500


40 |  Annual Report



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  PENNSYLVANIA (CONT.)
  Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
    AMBAC Insured, 5.60%, 7/01/17 ........................................................   $ 5,000,000    $    5,631,500
  Erie Water Authority Water Revenue, Series A, MBIA Insured, 5.20%, 12/01/30 ............    18,700,000        19,003,314
  Lehigh County IDA, PCR, Pennsylvania Power and Light Co. Project, Refunding, Series A,
    MBIA Insured, 6.15%, 8/01/29 .........................................................     4,000,000         4,294,480
  Montgomery County IDA, Retirement Community Revenue, Act Retirement-Life Communities,
    5.25%, 11/15/28 ......................................................................     2,500,000         2,342,925
  Northampton County General Purpose Authority Revenue, County Agreement, FSA Insured,
    5.25%, 10/01/30 ......................................................................    12,150,000        12,447,918
  Pennsylvania EDA,
     Financing Authority Revenue, MacMillan, LP Project, Pre-Refunded, 7.60%, 12/01/20 ...     5,000,000         5,563,050
     Financing Resources Recovery Revenue, Colver Project, Series D, 7.125%, 12/01/15 ....    13,500,000        13,979,250
  Pennsylvania State GO, First Series, FGIC Insured, 5.00%, 2/01/20 ......................     5,000,000         5,196,950
  Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, 5.00%, 7/15/31 ..........     5,850,000         5,849,590
  Philadelphia Authority for Industrial Development Lease Revenue, Series B, FSA Insured,
    5.25%, 10/01/30 ......................................................................    15,630,000        15,851,946
  Philadelphia Gas Works Revenue, Refunding, First Series A, FSA Insured, 5.00%, 7/01/26 .     5,000,000         4,999,650
  Philadelphia GO, MBIA Insured, 5.00%, 5/15/25 ..........................................     5,000,000         5,028,900
  Philadelphia Hospitals and Higher Educational Facilities Authority Revenue,
     Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.30%, 1/01/18 ..     3,275,000         3,424,307
     Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.35%, 1/01/23 ..     5,690,000         5,826,048
     Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.375%, 1/01/28 .     3,700,000         3,756,425
     Temple University Hospital, 5.875%, 11/15/23 ........................................     5,000,000         4,806,400
  Philadelphia Parking Authority Parking Revenue, Airport, FSA Insured, 5.25%, 9/01/29 ...    15,000,000        15,244,800
  Philadelphia School District GO, Series A, FSA Insured, 5.75%, 2/01/30 .................    14,050,000        15,068,485
  Philadelphia Water and Sewer Revenue, Series 10, ETM, 7.35%, 9/01/04 ...................     4,090,000         4,174,622
  Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, 5.00%, 11/01/31 .....    25,000,000        24,999,750
  Pittsburgh and Allegheny County Public Auditorium Hotel Room Revenue, AMBAC Insured,
    5.125%, 2/01/35 ......................................................................    15,000,000        15,010,650
  Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District
    Sales Tax, AMBAC Insured, 5.25%, 2/01/31 .............................................     5,000,000         5,065,900
  State Public School Building Authority School Revenue,
     Daniel Boone School District Project, MBIA Insured, 5.00%, 4/01/28 ..................     9,500,000         9,519,855
     Philadelphia School District Project, FSA Insured, 5.00%, 6/01/33 ...................    20,000,000        19,968,800
  Susquehanna Area Regional Airport Authority Revenue, Series B, AMBAC Insured, 5.00%,
    1/01/33 ..............................................................................    11,845,000        11,772,746
  Washington County Authority Revenue, Capital Projects and Equipment Program, Refunding,
    AMBAC Insured, 6.15%, 12/01/29 .......................................................     5,000,000         5,721,700
                                                                                                            ---------------
                                                                                                               319,702,163
                                                                                                            ---------------
  RHODE ISLAND .5%
  Providence GO, Special Obligation Tax Increment, Series A, 7.65%, 6/01/16 ..............     9,900,000         9,746,451
  Rhode Island Clean Water Financing Agency Revenue, Safe Drinking Water Providence,
    Series A, AMBAC Insured, 6.70%, 1/01/15 ..............................................     2,200,000         2,317,722
  Rhode Island Health and Educational Building Corporation Revenue, Hospital Financing,
    Series A,
     5.875%, 9/15/23 .....................................................................     2,000,000         1,978,200
     6.00%, 9/15/33 ......................................................................     3,000,000         2,963,010


                                                              Annual Report | 41



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  RHODE ISLAND (CONT.)
  Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
     Refunding, Series 25-A, 4.95%, 10/01/16 .............................................   $   145,000    $      145,703
     Series 10-A, 6.50%, 10/01/22 ........................................................       475,000           474,986
     Series 10-A, 6.50%, 4/01/27 .........................................................       265,000           267,862
     Series 15-A, 6.85%, 10/01/24 ........................................................       620,000           627,719
  Rhode Island Port Authority and EDC Revenue, Shepard Building Project, Series B, AMBAC
    Insured, Pre-Refunded, 6.75%, 6/01/25 ................................................     3,000,000         3,072,570
  Rhode Island State Health and Educational Building Corp. Revenue,
     Health Facilities, Saint Antoine, Series B, 6.125%, 11/15/29 ........................     8,400,000         8,770,524
     Hospital Financing, Lifespan Obligation Group, 6.375%, 8/15/21 ......................     7,000,000         7,200,690
                                                                                                            ---------------
                                                                                                                37,565,437
                                                                                                            ---------------
  SOUTH CAROLINA 1.1%
  Beaufort-Jasper Water and Sewer Authority, Waterwork and Sewer System Revenue,
    Refunding, FSA Insured, 5.00%, 3/01/26 ...............................................     7,750,000         7,799,290
  Dorchester County Waterworks and Sewer System Revenue, Refunding, MBIA Insured, 5.00%,
    10/01/28 .............................................................................     8,000,000         8,047,360
  Piedmont Municipal Power Agency Electric Revenue, Refunding,
     6.60%, 1/01/21 ......................................................................    10,205,000        10,520,334
     Series A, 6.55%, 1/01/16 ............................................................     7,340,000         7,566,806
     Series A, 5.75%, 1/01/24 ............................................................     3,150,000         3,098,781
     Series A, AMBAC Insured, 5.75%, 1/01/24 .............................................     5,050,000         5,068,887
  South Carolina Public Service Authority Revenue, Series B, FSA Insured, 5.25%, 1/01/33 .    31,835,000        32,618,778
                                                                                                            ---------------
                                                                                                                74,720,236
                                                                                                            ---------------
  SOUTH DAKOTA .3%
  Lawrence County PCR, Black Hills Power and Light Co. Project, Refunding, 6.70%, 6/01/10      5,000,000         5,008,750
  South Dakota Health and Educational Facilities Authority Revenue, Avera Health Issue,
    AMBAC Insured, 5.25%, 7/01/22 ........................................................    15,425,000        16,077,478
                                                                                                            ---------------
                                                                                                                21,086,228
                                                                                                            ---------------
  TENNESSEE .3%
  Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
    Mountain States Health, Refunding, Series A, MBIA Insured, 6.00%, 7/01/21 ............     7,000,000         7,763,140
  Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
    Refunding and Improvement, Series A, FSA Insured, 5.00%, 1/01/22 .....................     5,000,000         5,062,750
  Memphis GO, 5.00%, 4/01/17 .............................................................     3,000,000         3,150,840
  Metropolitan Government Nashville and Davidson County District Energy Revenue, Series A,
    AMBAC Insured, 5.00%, 10/01/25 .......................................................     5,460,000         5,519,514
  Tennessee HDA Revenue, Homeownership Program, Refunding, Series 1D, 4.70%, 7/01/15 .....       910,000           925,798
  Tennessee State Local Development Authority Revenue, Community Provider Pooled Loan
    Program, Pre-Refunded, 6.45%, 10/01/14 ...............................................     2,275,000         2,370,823
                                                                                                            ---------------
                                                                                                                24,792,865
                                                                                                            ---------------
  TEXAS 5.8%
  Austin Electric Utility System Revenue, Refunding, MBIA Insured, 5.00%, 11/15/28 .......    10,000,000         9,971,800
  Austin Utility System Revenue, Refunding, FGIC Insured, 6.25%, 5/15/16 .................     7,755,000         8,109,016


42 |  Annual Report



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  TEXAS (CONT.)
  Bexar County Health Facilities Development Corp. Revenue, Incarnate Word Health
    Services, Refunding, FSA Insured, ETM,
     6.00%, 11/15/15 .....................................................................   $ 7,500,000    $    8,026,800
     6.10%, 11/15/23 .....................................................................     8,300,000         8,921,919
  Bexar County HFC, MFHR,
     American Opportunity Housing, Series A, MBIA Insured, 5.80%, 1/01/31 ................     6,000,000         6,151,200
     Honey Creek Apartments Project, Series A, MBIA Insured, 6.125%, 4/01/20 .............     1,000,000         1,055,960
     Honey Creek Apartments Project, Series A, MBIA Insured, 6.20%, 4/01/30 ..............     2,845,000         3,004,690
  Bexar County HFC Revenue, GNMA Secured, 8.10%, 3/01/24 .................................        35,000            35,024
  Bexar Metropolitan Water District Waterworks Systems Revenue, Refunding, MBIA Insured,
     5.875%, 5/01/22 .....................................................................     2,860,000         3,036,376
     6.35%, 5/01/25 ......................................................................     1,890,000         2,015,326
  Brazos Higher Education Authority Revenue, Student Loan Inc., Refunding, Series A-2,
    6.80%, 12/01/04 ......................................................................       825,000           843,101
  Bridge City ISD, GO, Refunding, 5.375%, 2/15/32 ........................................     2,005,000         2,062,704
  Carrollton GO, Improvement, FSA Insured, 5.25%, 8/15/19 ................................     1,000,000         1,062,610
  Castleberry ISD Revenue, Refunding, 6.00%, 8/15/25 .....................................       175,000           189,445
  Dallas-Fort Worth International Airport Revenue, Refunding and Improvement, Series A,
    FGIC Insured, 5.625%, 11/01/26 .......................................................    85,000,000        88,176,450
  Dallas ISD, GO, Refunding, 5.25%, 2/15/20 ..............................................     2,000,000         2,108,120
  Decatur Hospital Authority Hospital Revenue, Series A, 5.75%, 9/01/29 ..................     4,190,000         3,894,856
  Duncanville ISD, GO, Refunding, Series B, 5.25%, 2/15/32 ...............................     9,900,000        10,076,220
  Edcouch Elsa ISD, GO, 5.50%, 2/15/30 ...................................................     2,000,000         2,065,680
  Grand Prairie Health Facilities Revenue, Dallas/Fort Worth Medical Center Project,
    Refunding, AMBAC Insured, 6.875%, 11/01/10 ...........................................     2,700,000         2,811,321
  Gulf Coast Waste Disposal Authority Environmental Improvement Revenue, UXS Corp.
    Projects, Refunding, 5.50%, 9/01/17 ..................................................     3,250,000         3,291,665
  Gulf Coast Waste Disposal Authority Revenue, Valero Energy Corp. Project, 5.70%, 4/01/32     3,000,000         2,995,650
  Harris County GO, Permanent Improvement, Refunding, 4.75%, 10/01/28 ....................     5,000,000         4,790,700
  Harris County IDR, Marine Terminal Revenue, Refunding, 6.95%, 2/01/22 ..................    20,250,000        20,266,605
  Hidalgo County GO, Certificates Obligation, FSA Insured, 5.25%, 8/15/21 ................     2,500,000         2,630,950
  Houston Airport System Revenue, sub. lien, Series B, FSA Insured, 5.50%, 7/01/30 .......     2,000,000         2,083,440
  Houston Area Water Corp. Contract Revenue, Northeast Water Purification Project, FGIC
    Insured, 5.125%, 3/01/28 .............................................................    15,000,000        15,099,750
  Houston GO, Refunding, Public Improvement, MBIA Insured, 5.00%, 3/01/25 ................     5,000,000         5,006,050
  Houston Water and Sewer Systems Revenue, Refunding, junior lien,
     Series B, FGIC Insured, 5.25%, 12/01/30 .............................................    14,000,000        14,162,260
     Series D, FGIC Insured, 5.00%, 12/01/25 .............................................     9,710,000         9,761,172
  Joshua ISD, Refunding, Series B, 6.125%, 2/15/26 .......................................        20,000            20,070
  Keller ISD, GO, Refunding, 5.375%, 8/15/25 .............................................     1,500,000         1,547,790
  Kerrville ISD, GO, Refunding, 6.00%, 8/15/13 ...........................................     1,000,000         1,144,590
  Laredo ISD, GO, 5.25%, 8/01/24 .........................................................     4,000,000         4,095,200
  Little Cypress Mauriceville Consolidated ISD, GO, Refunding, 5.90%, 8/01/29 ............     2,130,000         2,315,225
  Lower Colorado River Authority Revenue,
     Refunding and Improvement, Series A, MBIA Insured, 5.00%, 5/15/26 ...................     2,000,000         1,999,960
     Refunding, FSA Insured, 5.00%, 5/15/31 ..............................................    10,000,000         9,926,500


                                                              Annual Report | 43



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  TEXAS (CONT.)
  Lubbock HFC, SFMR, MBS Program, Refunding, Series A, GNMA Secured, 6.125%,
    12/01/17 .............................................................................   $   350,000    $      360,486
  Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project,
    Refunding, 6.00%, 7/01/28 ............................................................    19,200,000        18,885,696
  North Central Texas Health Facility Development Corp. Revenue,
     Children's Medical Center Dallas, Refunding, AMBAC Insured, 5.25%, 8/15/24 ..........    19,335,000        19,674,523
     Texas Health Resources System, Series B, MBIA Insured, 5.125%, 2/15/22 ..............     5,985,000         6,075,673
  Northside ISD, GO, Refunding, 5.00%, 2/15/26 ...........................................     2,500,000         2,499,800
  Nueces River Authority Environmental Improvement Revenue, Asarco Inc. Project,
     Refunding, 5.60%, 1/01/27 ...........................................................     6,000,000         4,109,940
     Series A, 5.60%, 4/01/18 ............................................................     4,500,000         3,087,630
  Onalaska ISD, GO, 5.375%, 2/15/32 ......................................................     2,840,000         2,922,445
  Pasadena GO, Certificates Obligation, FGIC Insured, 5.25%, 4/01/32 .....................     3,000,000         3,048,450
  Port Corpus Christi IDC Revenue, Valero, Refunding, Series B, 5.40%, 4/01/18 ...........     4,000,000         4,072,560
  Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.65%,
    12/01/22 .............................................................................    15,000,000        14,999,250
  Red River Authority PCR, West Texas Utilities Co. Project, Public Service Co. of
    Oklahoma, Central Power and Light Co., Refunding, MBIA Insured, 6.00%, 6/01/20 .......    12,000,000        13,137,600
  Richardson GO, Hotel Occupancy Certificates, Series A, FGIC Insured, 5.75%, 2/15/21 ....     2,500,000         2,742,450
  Sabine River Authority PCR, Southwestern Electric Power Co., Refunding, MBIA Insured,
    6.10%, 4/01/18 .......................................................................     9,000,000         9,822,150
  San Antonio Water Revenue,
     MBIA Insured, Pre-Refunded, 6.50%, 5/15/10 ..........................................       175,000           175,271
     Refunding, FSA Insured, 5.00%, 5/15/28 ..............................................     5,000,000         4,986,050
     Systems, Refunding, FSA Insured, 5.00%, 5/15/25 .....................................     5,000,000         5,019,600
  Southmost Regional Water Authority, Water Supply Contract Revenue, MBIA Insured, 5.00%,
    9/01/25 ..............................................................................     5,000,000         5,019,900
  Tarrant County Health Facilities Development Corp. Health System Revenue, Harris
    Methodist Health System, FGIC Insured, ETM, 6.00%, 9/01/24 ...........................     4,000,000         4,607,040
  Tarrant County Health Facilities Development Corp. Revenue, Bethesda Living Centers,
    Series C, 5.75%,
     8/15/18 .............................................................................     1,570,000         1,455,845
     8/15/28 .............................................................................     3,900,000         3,420,261
  Texas City IDC, Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%,
    10/01/20 .............................................................................       500,000           643,010
  Texas State GO, Veterans Housing Assistance, Fund I, Refunding, Series A, 6.15%,
    12/01/25 .............................................................................     1,000,000         1,021,420
  Travis County HFC, SFMR, Refunding, Series A, 6.95%, 10/01/27 ..........................     1,370,000         1,413,319
  Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center
    Project,
     Series A, MBIA Insured, 5.50%, 11/01/17 .............................................     1,735,000         1,873,401
     Series D, FSA Insured, 5.375%, 11/01/27 .............................................    13,080,000        13,426,097
  University of Texas University Revenues, Financing System, Series A, Pre-Refunded,
    5.70%, 8/15/20 .......................................................................     1,000,000         1,134,490
  Wylie ISD, GO,
     Pre-Refunded, 7.00%, 8/15/24 ........................................................       660,000           804,388
     Refunding, 7.00%, 8/15/24 ...........................................................       340,000           406,912
                                                                                                            ---------------
                                                                                                               415,601,852
                                                                                                            ---------------


44 |  Annual Report



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  U.S. TERRITORIES 2.5%
  Childrens Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding, 5.375%,
    5/15/33 ..............................................................................   $24,090,000    $   22,724,338
  District of Columbia GO,
     FGIC Insured, 5.00%, 6/01/28 ........................................................    22,475,000        22,340,375
     Pre-Refunded, Series A, FSA Insured, 5.375%, 6/01/24 ................................     1,420,000         1,594,759
     Refunding, Series E, MBIA Insured, 6.00%, 6/01/13 ...................................     1,230,000         1,245,387
     Series A, FSA Insured, 5.375%, 6/01/24 ..............................................     3,580,000         3,746,935
  District of Columbia Tobacco Settlement Financing Corp. Revenue, Asset Backed Bonds,
    6.50%, 5/15/33 .......................................................................    35,000,000        31,564,750
  Puerto Rico Commonwealth GO,
     AMBAC Insured, Pre-Refunded, 5.40%, 7/01/25 .........................................       250,000           272,825
     Pre-Refunded, 6.50%, 7/01/23 ........................................................       250,000           255,912
     Public Improvement, Pre-Refunded, 5.75%, 7/01/17 ....................................       250,000           279,508
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series Y,
     5.00%, 7/01/36 ......................................................................    62,000,000        60,637,240
     5.50%, 7/01/36 ......................................................................     7,000,000         7,321,930
  Puerto Rico Commonwealth Urban Renewal and Housing Corp. Revenue, Commonwealth
    Appropriation, Refunding, 7.875%, 10/01/04 ...........................................       325,000           326,125
  Puerto Rico Electric Power Authority Revenue,
     Series T, Pre-Refunded, 5.50%, 7/01/20 ..............................................       400,000           402,816
     Series X, 5.50%, 7/01/25 ............................................................       200,000           202,282
  Puerto Rico Housing Bank and Financing Authority SFMR, Affordable Housing Mortgage,
    First Portfolio, 6.25%, 4/01/29 ......................................................       130,000           133,795
  Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing
    Authority Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 .............................       350,000           359,590
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Industrial Revenue,
     Guaynabo Warehouse, Series A, 5.15%, 7/01/19 ........................................       850,000           839,384
     Teacher's Retirement System Revenue Series B, 5.50%, 7/01/21 ........................       250,000           264,600
  Puerto Rico PBA Revenue, Government Facilities, Series D, 5.25%, 7/01/27 ...............    12,000,000        12,206,160
  University of Puerto Rico Revenues, Series M, MBIA Insured, 5.25%, 6/01/25 .............       285,000           292,330
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
     5.50%, 10/01/18 .....................................................................     1,400,000         1,444,730
     5.50%, 10/01/22 .....................................................................     5,000,000         5,048,050
     5.625%, 10/01/25 ....................................................................     1,900,000         1,925,859
  Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
    7/01/18 ..............................................................................       500,000           487,335
                                                                                                            ---------------
                                                                                                               175,917,015
                                                                                                            ---------------
  UTAH .7%
  Carbon County Solid Waste Disposal Revenue, Laidlaw Inc. Project, Refunding, Series A,
     7.50%, 2/01/10 ......................................................................     5,050,000         5,153,828
  Intermountain Power Agency Power Supply Revenue,
     Refunding, ETM, 6.15%, 7/01/14 ......................................................    16,225,000        17,850,583
     Series A, 6.15%, 7/01/14 ............................................................     8,775,000         9,616,874


                                                              Annual Report | 45



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  UTAH (CONT.)
  Salt Lake County College Revenue, Westminster College Project,
     5.70%, 10/01/17 .....................................................................   $ 1,000,000    $    1,043,790
     5.75%, 10/01/27 .....................................................................     1,000,000         1,017,030
     5.625%, 10/01/28 ....................................................................     3,305,000         3,349,981
  South Jordan Sales Tax Revenue, AMBAC Insured, 5.20%, 8/15/26 ..........................     4,770,000         4,827,240
  Utah State HFAR,
     Refunding, Series A, FNMA Insured, Pre-Refunded, 6.50%, 5/01/19 .....................     2,945,000         2,945,000
     SFM, Series B, 6.55%, 7/01/19 .......................................................       235,000           240,038
     SFM, Series B, 6.55%, 7/01/26 .......................................................       630,000           641,183
     SFM, Series E-1, 6.65%, 7/01/20 .....................................................       205,000           209,405
                                                                                                            ---------------
                                                                                                                46,894,952
                                                                                                            ---------------
  VERMONT .3%
  Burlington Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/28 .....................     5,780,000         5,834,621
  Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen
    Health, Series A, AMBAC Insured, 6.125%, 12/01/27 ....................................    13,000,000        14,514,760
  Vermont HFA, SFHR, Series 5, 7.00%, 11/01/27 ...........................................     4,035,000         4,130,710
                                                                                                            ---------------
                                                                                                                24,480,091
                                                                                                            ---------------
  VIRGINIA .5%
  Danville IDA, Hospital Revenue,
     Danville Regional Medical Center, FGIC Insured, Pre-Refunded, 6.50%, 10/01/24 .......     5,840,000         6,028,982
     Regional Medical Center, FGIC Insured, Pre-Refunded, 6.50%, 10/01/19 ................     5,885,000         6,075,439
  Henrico County IDA, Public Facilities Lease Revenue, Regional Jail Project, Pre-Refunded,
    6.00%, 8/01/15 .......................................................................     7,250,000         7,671,878
  Medical College Hospital Authority Revenue, General Revenue Bonds, MBIA Insured, 5.125%,
    7/01/18 ..............................................................................     2,000,000         2,069,700
  Virginia State HDA Commonwealth Mortgage Revenue, Series H, Subseries H-1, MBIA Insured,
    5.35%, 7/01/31 .......................................................................    10,000,000        10,064,200
  Virginia State Public School Authority GO, Series B, Pre-Refunded, 6.00%, 8/01/05 ......       190,000           196,095
                                                                                                            ---------------
                                                                                                                32,106,294
                                                                                                            ---------------
  WASHINGTON 2.5%
  Bellevue Water and Sewer Revenue, Refunding, 5.875%, 7/01/10 ...........................       100,000           100,654
  Bellingham Housing Authority Revenue,
     Cascade Meadows Project, Pre-Refunded, 7.10%, 11/01/23 ..............................       200,000           205,934
     Pacific Rim and Cascade Meadows Project, Refunding, MBIA Insured, 5.20%, 11/01/27 ...       200,000           200,872
  Chelan County PUD No. 1,
     Cheland Hydro Consolidated System Revenue, Series A, 5.65%, 7/01/32 .................     5,000,000         5,079,900
     Consolidated Revenue, Chelan Hydroelectric Division I Project, Series A, FSA Insured,
    5.25%, 7/01/33 .......................................................................       200,000           200,924
  Clark County PUD No. 1 Generating System Revenue,
     FGIC Insured, ETM, 6.00%, 1/01/08 ...................................................       200,000           222,820
     Refunding, FSA Insured, 5.50%, 1/01/25 ..............................................    15,015,000        15,572,056
  Clark County Sewer Revenue, MBIA Insured, Pre-Refunded, 5.70%, 12/01/16 ................       200,000           218,988
  Conservation and Renewable Energy System Revenue, Washington Conservation Project,
    Pre-Refunded, 6.50%, 10/01/14 ........................................................       400,000           416,928
  Douglas County PUD No. 1, Electric Systems Revenue, MBIA Insured, 6.00%, 1/01/15 .......       100,000           105,073


46 |  Annual Report



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  WASHINGTON (CONT.)
  Energy Northwest Electric Revenue, Columbia Generating, Refunding, Series B, FSA
     Insured, 5.35%, 7/01/18 .............................................................   $11,500,000    $   12,233,125
  Grant County PUD No. 2,
     Priest Rapids Hydro Electric Revenue, Second Series B, MBIA Insured, 5.875%, 1/01/26        100,000           105,788
     Wanapum Hydro Electric Revenue, Refunding, Second Series A, MBIA Insured, 5.20%,
      1/01/23 ............................................................................       250,000           254,390
     Wanapum Hydro Electric Revenue, Refunding, Series D, FSA Insured, 5.20%, 1/01/23 ....     6,000,000         6,155,700
  King County GO,
     Sewer District, Pre-Refunded, 5.875%, 1/01/15 .......................................       100,000           104,992
     Sewer, Refunding, Series C, 6.25%, 1/01/32 ..........................................     8,715,000         9,655,087
  King County Housing Authority Revenue, Woodridge Park Project, 6.25%, 5/01/15 ..........       175,000           177,405
  King County School District No. 400 Mercer Island GO, Pre-Refunded, 5.90%, 12/01/15 ....       100,000           108,301
  King County School District No. 412 Shoreline, Pre-Refunded, 6.10%, 6/01/13 ............       100,000           105,093
  King County School District No. 415 Kent, FSA Insured, Pre-Refunded, 5.875%, 6/01/16 ...       200,000           216,502
  Pierce County EDC, Solid Waste Revenue, Occidental Petroleum Corp., 5.80%, 9/01/29 .....     4,360,000         4,381,800
  Pierce County School District No. 320 Sumner GO, FSA Insured, 6.00%, 12/01/14 ..........     2,000,000         2,301,360
  Pierce County School District No. 403 Bethel GO, FGIC Insured, 5.25%, 12/01/22 .........     5,000,000         5,202,750
  Pierce County Sewer Revenue, 5.70%, 2/01/17 ............................................       100,000           105,495
  Port Seattle Revenue, Refunding,
     MBIA Insured, 5.00%, 7/01/33 ........................................................    10,000,000         9,833,500
     Series A, FGIC Insured, 5.00%, 4/01/31 ..............................................    20,000,000        19,736,800
  Seattle Housing Authority Low Income Housing Assistance Revenue, Kin On Project, 7.40%,
      11/20/36 ...........................................................................        99,000           109,990
  Seattle Municipal Light and Power Revenue, 5.40%, 12/01/25 .............................    10,000,000        10,306,000
  Seattle Water System Revenue, FGIC Insured, 5.00%, 10/01/23 ............................       300,000           301,782
  Snohomish County GO, MBIA Insured, Pre-Refunded, 5.90%, 12/01/15 .......................       100,000           102,817
  Snohomish County Housing Authority Revenue, Pooled, 6.30%, 4/01/16 .....................       200,000           205,354
  Snohomish County USD No. 6 GO, 6.50%, 12/01/11 .........................................     7,000,000         8,282,330
  Spokane County GO, Refunding, Pre-Refunded, 6.00%, 12/01/14 ............................       130,000           143,316
  Spokane County Water District No. 3 Water Revenue, Refunding, 5.90%, 1/01/14 ...........        20,000            20,068
  Sunnyside GO, MBIA Insured, Pre-Refunded, 6.10%, 12/01/14 ..............................       100,000           102,931
  Tacoma GO, Series A, MBIA Insured, 5.625%, 12/01/22 ....................................       300,000           321,327
  Tacoma Refuse Utility Revenue, AMBAC Insured, Pre-Refunded, 7.00%, 12/01/19 ............       100,000           105,433
  Twenty-Fifth Avenue Properties Washington Student Housing Revenue, MBIA Insured,
     5.125%, 6/01/22 .....................................................................     2,925,000         2,993,796
     5.25%, 6/01/33 ......................................................................     9,770,000         9,923,682
  University of Washington Alumni Association Lease Revenue, Medical Center Roosevelt II,
    FSA Insured, Pre-Refunded, 6.30%, 8/15/14 ............................................     4,500,000         4,612,050
  Washington State GO,
     Motor Vehicle Fuel Tax, Refunding, Series 1995D, DD-15 and R-95C, 6.00%, 9/01/20 ....       240,000           254,899
     Motor Vehicle Fuel Tax, Series B, FGIC Insured, 5.00%, 7/01/27 ......................    10,000,000        10,035,800
     Series A, FGIC Insured, 5.00%, 7/01/27 ..............................................    10,000,000        10,035,800
     Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 ..............................    10,120,000        10,399,413
  Washington State Health Care Facilities Authority Revenue,
     Multicare Health Systems, MBIA Insured, 5.00%, 8/15/22 ..............................       250,000           251,050
     Providence Services, MBIA Insured, 5.50%, 12/01/26 ..................................     6,000,000         6,155,940


                                                              Annual Report | 47



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)

  WASHINGTON (CONT.)
  Washington State Higher Education Facilities Authority Revenue, Pacific Lutheran
    University Project, Refunding, Connie Lee Insured, 5.70%, 11/01/26 ...................   $   200,000    $      210,140
  Washington State Housing Finance Commission Revenue, SF Program,
     Series 1A-3, GNMA Secured, 6.15%, 12/01/15 ..........................................       200,000           205,996
     Series 2N, GNMA Secured, 6.05%, 12/01/16 ............................................        40,000            41,425
     Series 3A, GNMA Secured, 5.75%, 12/01/28 ............................................        95,000            96,202
  Washington State Public Power Supply System Revenue, Nuclear Project No. 2, Refunding,
    Series A, 6.30%, 7/01/12 .............................................................     7,700,000         8,950,711
                                                                                                            ---------------
                                                                                                               177,170,489
                                                                                                            ---------------
  WEST VIRGINIA .5%
  Braxton County Solid Waste Disposal Revenue, Weyerhaeuser Co. Project,
     6.50%, 4/01/25 ......................................................................     3,500,000         3,629,745
     Refunding, 5.40%, 5/01/25 ...........................................................    10,000,000         9,766,900
  Tyler County PCR, Union Carbide Corp., 7.625%, 8/01/05 .................................     2,400,000         2,399,544
  West Virginia State GO, Series A, FGIC Insured, 5.20%, 11/01/26 ........................    10,000,000        10,268,100
  West Virginia State Hospital Finance Authority Hospital Revenue, Logan General Hospital
    Project, Refunding and Improvement, 7.25%, 7/01/20 ...................................     7,000,000           679,000
  West Virginia State Water Development Water Revenue, Loan Program 2, Refunding,
    Series B, AMBAC Insured, 5.00%, 11/01/29 .............................................     7,500,000         7,467,825
                                                                                                            ---------------
                                                                                                                34,211,114
                                                                                                            ---------------
  WISCONSIN .7%
  Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17 .............................     2,200,000         2,232,560
  Wisconsin Housing and EDA, Homeownership Revenue, Refunding, Series A, 6.10%,
    11/01/10 .............................................................................     8,545,000         8,887,569
  Wisconsin State GO, Refunding, Series 2, 5.40%, 5/01/04 ................................       700,000           700,000
  Wisconsin State Health and Educational Facilities Authority Revenue,
     Children's Hospital of Wisconsin Inc., AMBAC Insured, 5.375%, 2/15/28 ...............    21,050,000        21,273,130
     Franciscan Sisters Christian, Series A, 5.50%, 2/15/18 ..............................     1,500,000         1,509,435
     Franciscan Sisters Christian, Series A, 5.50%, 2/15/28 ..............................     1,000,000           970,240
     Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/13 ..........................     6,500,000         6,966,570
     Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/17 ..........................     7,500,000         8,038,350
  Wisconsin State Petroleum Inspection Fee Revenue, Series A, 6.00%, 7/01/11 .............     1,500,000         1,599,630
                                                                                                            ---------------
                                                                                                                52,177,484
                                                                                                            ---------------
  WYOMING .1%
  Wyoming CDA, MFMR, Series A,
     6.95%, 6/01/24 ......................................................................     3,460,000         3,461,730
     Pre-Refunded, 6.90%, 6/01/12 ........................................................     1,015,000         1,016,360
                                                                                                            ---------------
                                                                                                                 4,478,090
                                                                                                            ---------------
  TOTAL BONDS (COST $6,442,605,191) ......................................................                   6,702,701,854
                                                                                                            ---------------
  ZERO COUPON BONDS 4.6%
  CALIFORNIA 1.3%
  Foothill/Eastern Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, 1/15/24 ............................................    65,000,000        20,402,200
     Convertible Capital Appreciation, Refunding, 1/15/23 ................................    35,000,000        26,513,900


48 |  Annual Report



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON BONDS (CONT.)

  CALIFORNIA (CONT.)
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Refunding, Series A, 1/15/21 ........................................................   $50,000,000    $   40,940,500
     senior lien, ETM, 1/01/23 ...........................................................     7,000,000         2,638,020
                                                                                                            ---------------
                                                                                                                90,494,620
                                                                                                            ---------------
  COLORADO .1%
  Colorado Springs Airport Revenue, Series C,
     1/01/05 .............................................................................     1,610,000         1,588,619
     1/01/07 .............................................................................     1,675,000         1,533,563
     1/01/08 .............................................................................       800,000           697,152
     1/01/11 .............................................................................     1,450,000         1,053,353
                                                                                                            ---------------
                                                                                                                 4,872,687
                                                                                                            ---------------
  FLORIDA .1%
  Florida State Mid-Bay Bridge Authority Revenue, Series A, senior lien, AMBAC Insured,
     10/01/23 ............................................................................     5,000,000         1,738,050
     10/01/24 ............................................................................     3,000,000           977,820
  Miami-Dade County Special Obligation Subordinated, Series B, MBIA Insured, 10/01/34 ....     5,500,000           975,480
                                                                                                            ---------------
                                                                                                                 3,691,350
                                                                                                            ---------------
  ILLINOIS .9%
  Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
     Capital Appreciation, McCormick Place, Refunding, Series B, 6/15/22 .................    30,000,000        15,392,100
     Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, 6/15/20 ...     8,240,000         5,689,390
     Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, 6/15/21 ...     6,000,000         4,098,120
     Capital Appreciation, Series A, FGIC Insured, 6/15/09 ...............................     9,510,000         8,030,134
     Capital Appreciation, Series A, FGIC Insured, ETM, 6/15/09 ..........................     1,490,000         1,258,573
     McCormick Place Expansion Project, Series A, FGIC Insured, 6/15/10 ..................     8,000,000         6,369,955
     McCormick Place Expansion Project, Series A, FGIC Insured, 6/15/11 ..................     9,690,000         7,383,295
     McCormick Place Exposition, Series A, 6/15/08 .......................................       185,000           162,430
     McCormick Place Exposition, Series A, FGIC Insured, ETM, 6/15/08 ....................     1,315,000         1,163,486
     McCormick Place Exposition, Series A, FGIC Insured, Pre-Refunded, 6/15/08 ...........     7,000,000         6,193,460
  University of Illinois Revenues, AMBAC Insured, 4/01/10 ................................    14,250,000        11,317,350
                                                                                                            ---------------
                                                                                                                67,058,293
                                                                                                            ---------------
  KENTUCKY 1.1%
  Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A,
     8/15/07 .............................................................................     1,640,000         1,496,648
     8/15/08 .............................................................................     4,505,000         3,937,911
     8/15/09 .............................................................................     4,580,000         3,793,889
     8/15/10 .............................................................................     4,620,000         3,623,004
     8/15/13 .............................................................................     6,825,000         4,536,987
     8/15/14 .............................................................................     6,860,000         4,302,866
     8/15/16 .............................................................................     7,005,000         3,912,783
     8/15/17 .............................................................................     7,115,000         3,746,190
  Kentucky Economic Development Finance Authority Health System Revenue, Norton
    Healthcare Inc.,
     Refunding, Series B, MBIA Insured, 10/01/18 .........................................    10,000,000         4,780,200
     Refunding, Series C, MBIA Insured, zero cpn. to 10/01/05, 6.05% thereafter, 10/01/19     11,080,000        11,192,794
     Series C, MBIA Insured, zero cpn. to 10/01/05, 6.10% thereafter, 10/01/21 ...........     8,925,000         8,966,590


                                                              Annual Report | 49



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON BONDS (CONT.)

  KENTUCKY (CONT.)
  Kentucky Economic Development Finance Authority Revenue, Norton Healthcare Inc.,
    Series C, MBIA Insured, zero cpn. to 10/01/05, 6.10% thereafter, 10/01/23 ............   $16,945,000    $   16,788,937
  Owensboro Electric Light and Power Revenue, Series B, AMBAC Insured, 1/01/08 ...........     5,250,000         4,713,607
                                                                                                            ---------------
                                                                                                                75,792,406
                                                                                                            ---------------
  LOUISIANA .2%
  Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish
    Memorial Hospital Project, Series A, Connie Lee Insured, 12/01/22 ....................    11,040,000        10,341,610
                                                                                                            ---------------
  MICHIGAN .1%
  Coldwater Community Schools GO, Capital Appreciation, MBIA Insured, Pre-Refunded,
    5/01/18 ..............................................................................     5,935,000         2,840,076
  Harrison Community Schools GO, AMBAC Insured, 5/01/20 ..................................     6,000,000         2,432,160
                                                                                                            ---------------
                                                                                                                 5,272,236
                                                                                                            ---------------
  NEVADA .1%
  Director of State Department of Business and Industry Revenue, Las Vegas Monorail
    Project, AMBAC Insured,
     1/01/25 .............................................................................     3,080,000           972,448
     1/01/26 .............................................................................     3,815,000         1,134,352
     1/01/27 .............................................................................     3,000,000           839,700
     1/01/28 .............................................................................    13,315,000         3,515,160
     1/01/29 .............................................................................     8,410,000         2,093,670
                                                                                                            ---------------
                                                                                                                 8,555,330
                                                                                                            ---------------
  TEXAS .2%
  Hays Consolidated ISD GO, Capital Appreciation,
     8/15/19 .............................................................................     5,285,000         2,285,234
     8/15/21 .............................................................................     8,420,000         3,176,697
     8/15/22 .............................................................................     8,470,000         2,987,708
  Texas State Turnpike Authority Central Texas Turnpike Systems Revenue, Capital
    Appreciation, AMBAC Insured, 8/15/31 .................................................    43,500,000         8,664,765
                                                                                                            ---------------
                                                                                                                17,114,404
                                                                                                            ---------------
  U.S. TERRITORIES .2%
  District of Columbia Revenue, Capital Appreciation, Georgetown University,
     MBIA Insured, 4/01/22 ...............................................................    12,870,000         4,809,648
     MBIA Insured, 4/01/23 ...............................................................    14,160,000         4,939,574
     Series A, MBIA Insured, 4/01/20 .....................................................     8,860,000         3,792,169
                                                                                                            ---------------
                                                                                                                13,541,391
                                                                                                            ---------------
  WASHINGTON .3%
  Washington State Public Power Supply System Revenue, Nuclear Project No. 3,
     Refunding, Series B, 7/01/12 ........................................................     6,400,000         4,459,136
     Refunding, Series B, 7/01/13 ........................................................    11,000,000         7,260,220
     Refunding, Series B, 7/01/14 ........................................................     2,550,000         1,632,484
     Series B, 7/01/14 ...................................................................    12,450,000         7,744,274
                                                                                                            ---------------
                                                                                                                21,096,114
                                                                                                            ---------------
  TOTAL ZERO COUPON BONDS (COST $293,255,412) ............................................                     317,830,441
                                                                                                            ---------------

  TOTAL LONG TERM INVESTMENTS (COST $6,735,860,603) ......................................                   7,020,532,295
                                                                                                            ---------------


50 |  Annual Report



Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS .2%

  ARIZONA
b Arizona Health Facilities Authority Hospital System Revenue, Series B, MBIA Insured,
    Weekly VRDN and Put, 1.10%, 10/01/26 .................................................   $   100,000    $      100,000
                                                                                                            ---------------
  CALIFORNIA .1%
b California State GO, Series A-3, Daily VRDN and Put, 1.08%, 5/01/33 ....................     4,900,000         4,900,000
b Orange County Sanitation Districts COP, Refunding, Series A, Daily VRDN and Put, 1.09%,
     8/01/29 .............................................................................     2,900,000         2,900,000
                                                                                                            ---------------
                                                                                                                 7,800,000
                                                                                                            ---------------
  FLORIDA
b Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program,
    Refunding, AMBAC Insured, Daily VRDN & Put, 1.14%, 12/01/15 ..........................     1,975,000         1,975,000
                                                                                                            ---------------
  LOUISIANA
b Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
    First Stage, ACES, Refunding, Daily VRDN and Put, 1.10%, 9/01/17 .....................     2,500,000         2,500,000
                                                                                                            ---------------
  MICHIGAN .1%
b Michigan State University Revenues, Series A, Daily VRDN and Put, 1.10%, 8/15/32 .......     3,400,000         3,400,000
                                                                                                            ---------------
  NEW YORK
b New York City GO,
     Series B, Sub Series B-3, MBIA Insured, Daily VRDN and Put, 1.08%, 8/15/04 ..........       300,000           300,000
     Sub Series A-7, Daily VRDN and Put, 1.09%, 8/01/20 ..................................     1,200,000         1,200,000
                                                                                                            ---------------
                                                                                                                 1,500,000
                                                                                                            ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $17,275,000) ........................................                      17,275,000
                                                                                                            ---------------
  TOTAL INVESTMENTS (COST $6,753,135,603) 98.8% ..........................................                   7,037,807,295
  OTHER ASSETS, LESS LIABILITIES 1.2% ....................................................                      89,057,099
                                                                                                            ---------------
  NET ASSETS 100.0% ......................................................................                  $7,126,864,394
                                                                                                            ---------------


See Glossary of Terms on page 52.

a Defaulted securities. See Note 6.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                         Annual Report | See notes to financial statements. | 51

Franklin Federal Tax-Free Income Fund

GLOSSARY OF TERMS


ACES      - Adjustable Convertible Exempt Securities
AMBAC     - American Municipal Bond Assurance Corp.
CDA       - Community Development Authority/Agency
COP       - Certificate of Participation
CRDA      - Community Redevelopment Authority/Agency
EDA       - Economic Development Authority
EDC       - Economic Development Corp.
EDR       - Economic Development Revenue
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Co.
FHA       - Federal Housing Authority/Agency
FNMA      - Federal National Mortgage Association
FSA       - Financial Security Assistance
GNMA      - Government National Mortgage Association
GO        - General Obligation
HDA       - Housing Development Authority/Agency
HFA       - Housing Finance Authority/Agency
HFAR      - Housing Finance Authority/Agency Revenue
HFC       - Housing Finance Corp.
HMR       - Home Mortgage Revenue
IDA       - Industrial Development Authority/Agency
IDAR      - Industrial Development Authority/Agency Revenue
IDB       - Industrial Development Bond/Board
IDBR      - Industrial Development Bond Insurance Revenue
IDC       - Industrial Development Corp.
IDR       - Industrial Development Revenue
ISD       - Independent School District
LP        - Limited Partnership
MBIA      - Municipal Bond Investors Assurance Corp.
MBS       - Mortgage-Backed Securities
MF        - Multi-Family
MFHR      - Multi-Family Housing Revenue
MFMR      - Multi-Family Mortgage Revenue
MFR       - Multi-Family Revenue
MTA       - Metropolitan Transit Authority
PBA       - Public Building Authority
PCR       - Pollution Control Revenue
PFAR      - Public Financing Authority Revenue
PUD       - Public Utility District
RDA       - Redevelopment Agency/Authority
RDAR      - Redevelopment Agency Revenue
SF        - Single Family
SFHR      - Single Family Housing Revenue
SFM       - Single Family Mortgage
SFMR      - Single Family Mortgage Revenue
USD       - Unified/Union School District
VRDN      - Variable Rate Demand Notes
XLCA      - XL Capital Assurance

Franklin Federal Tax-Free Income Fund

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004


Assets:
 Investments in securities:
  Cost ..................................................................................................   $6,753,135,603
                                                                                                            --------------
  Value .................................................................................................    7,037,807,295
 Cash ...................................................................................................          173,254
 Receivables:
  Capital shares sold ...................................................................................        5,153,993
  Interest ..............................................................................................      120,568,991
                                                                                                            --------------
      Total assets ......................................................................................    7,163,703,533
                                                                                                            --------------
Liabilities:
 Payables:
  Investment securities purchased .......................................................................       17,465,467
  Capital shares redeemed ...............................................................................       10,760,841
  Affiliates ............................................................................................        4,127,325
  Shareholders ..........................................................................................        4,294,798
 Other liabilities ......................................................................................          190,708
                                                                                                            --------------
      Total liabilities .................................................................................       36,839,139
                                                                                                            --------------
        Net assets, at value ............................................................................   $7,126,864,394
                                                                                                            --------------
Net assets consist of:
 Undistributed net investment income ....................................................................   $   11,475,839
 Net unrealized appreciation (depreciation) .............................................................      284,671,692
 Accumulated net realized gain (loss) ...................................................................      (48,074,565)
 Capital shares .........................................................................................    6,878,791,428
                                                                                                            --------------
        Net assets, at value ............................................................................   $7,126,864,394
                                                                                                            --------------
CLASS A:
 Net assets, at value ...................................................................................   $6,357,877,816
                                                                                                            --------------
 Shares outstanding .....................................................................................      533,815,303
                                                                                                            --------------
 Net asset value per sharea .............................................................................           $11.91
                                                                                                            --------------
 Maximum offering price per share (net asset value per share / 95.75%) ..................................           $12.44
                                                                                                            --------------
CLASS B:
 Net assets, at value ...................................................................................   $  298,252,007
                                                                                                            --------------
 Shares outstanding .....................................................................................       25,062,637
                                                                                                            --------------
 Net asset value and maximum offering price per sharea ..................................................           $11.90
                                                                                                            --------------
CLASS C:
 Net assets, at value ...................................................................................   $  373,431,258
                                                                                                            --------------
 Shares outstanding .....................................................................................       31,370,938
                                                                                                            --------------
 Net asset value and maximum offering price per sharea ..................................................           $11.90
                                                                                                            --------------
ADVISOR CLASS:
 Net assets, at value ...................................................................................   $   97,303,313
                                                                                                            --------------
 Shares outstanding .....................................................................................        8,166,032
                                                                                                            --------------
 Net asset value and maximum offering price per share ...................................................           $11.92
                                                                                                            --------------


aRedemption price is equal to net asset value less any applicable contingent deferred sales charge retained by the Fund.




                         Annual Report | See notes to financial statements. | 53

Franklin Federal Tax-Free Income Fund

STATEMENT OF OPERATIONS
for the year ended April 30, 2004


Investment income:
 Interest ...............................................................................................     $400,919,023
                                                                                                              ------------
Expenses:
 Management fees (Note 3) ...............................................................................       33,557,064
 Distribution fees (Note 3)
  Class A ...............................................................................................        5,878,482
  Class B ...............................................................................................        1,956,737
  Class C ...............................................................................................        2,550,789
 Transfer agent fees (Note 3) ...........................................................................        3,477,722
 Custodian fees .........................................................................................           94,262
 Reports to shareholders ................................................................................          270,687
 Registration and filing fees ...........................................................................          249,425
 Professional fees ......................................................................................           97,516
 Directors' fees and expenses ...........................................................................          148,772
 Other ..................................................................................................          511,570
                                                                                                              ------------
      Total expenses ....................................................................................       48,793,026
                                                                                                              ------------
        Net investment income ...........................................................................      352,125,997
                                                                                                              ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ..............................................................        6,318,093
 Net unrealized appreciation (depreciation) on investments ..............................................      (67,563,283)
                                                                                                              ------------
Net realized and unrealized gain (loss) .................................................................      (61,245,190)
                                                                                                              ------------
Net increase (decrease) in net assets resulting from operations .........................................     $290,880,807
                                                                                                              ------------


54 |  See notes to financial statements.  |  Annual Report

Franklin Federal Tax-Free Income Fund

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended April 30, 2004 and 2003


                                                                                -----------------------------------
                                                                                    2004                2003
                                                                                -----------------------------------
Increase in net assets:
 Operations:
  Net investment income ......................................................  $  352,125,997       $ 367,255,039
  Net realized gain (loss) from investments ..................................       6,318,093         (22,843,755)
  Net unrealized appreciation (depreciation) on investments ..................     (67,563,283)        134,629,409
                                                                                -----------------------------------
       Net increase (decrease) in net assets resulting from operations .......     290,880,807         479,040,693
 Distributions to shareholders from:
  Net investment income:
   Class A ...................................................................    (309,470,374)       (335,503,403)
   Class B ...................................................................     (12,323,022)        (11,530,313)
   Class C ...................................................................     (15,932,608)        (15,901,172)
   Advisor Class .............................................................      (4,493,944)         (4,349,407)
                                                                                -----------------------------------
 Total distributions to shareholders .........................................    (342,219,948)       (367,284,295)
 Capital share transactions: (Note 2)
   Class A ...................................................................    (432,193,504)        100,487,570
   Class B ...................................................................       7,345,936          68,705,507
   Class C ...................................................................     (17,704,791)         68,667,959
   Advisor Class .............................................................      10,093,071           2,441,057
                                                                                -----------------------------------
 Total capital share transactions ............................................    (432,459,288)        240,302,093
       Net increase (decrease) in net assets .................................    (483,798,429)        352,058,491
Net assets:
 Beginning of year ...........................................................   7,610,662,823       7,258,604,332
                                                                                -----------------------------------
 End of year .................................................................  $7,126,864,394      $7,610,662,823
                                                                                -----------------------------------
Undistributed net investment income included in net assets:
 End of year .................................................................  $   11,475,839        $  1,713,135
                                                                                -----------------------------------


                         Annual Report | See notes to financial statements. | 55

Franklin Federal Tax-Free Income Fund

NOTES TO FINANCIAL STATEMENTS



 1. ORGANIZATION AND SIGNIFICANT ACCOUNT POLICIES

Franklin Federal Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide tax-free income. The following summarizes the Fund's significant accounting policies.

a. Security Valuation

Tax-free bonds generally trade in the over-the-counter market. The Fund utilizes independent pricing services to perform any of the pricing functions under procedures approved by the Board of Directors. Tax-free bonds may be valued by the pricing services using matrix pricing which considers such factors as prices of comparable quality issues, yield, maturity, coupon, and credit ratings. If events occur that materially affect the values of securities after the prices are determined but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value as determined following procedures approved by the Board of Directors. Short-term securities are valued at amortized cost which approximates value.

b. Securities Purchased on a When-Issued or Delayed Delivery Basis

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


56 |  Annual Report

Franklin Federal Tax-Free Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

f. Guarantees and Indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. CAPITAL STOCK

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At April 30, 2004, there were ten billion shares (no par value) authorized, of which three billion each were designated as Class A and Class C, one hundred million were designated to Class B and five hundred million were designated to Advisor Class. Transactions in the Fund's shares were as follows:

                                    -----------------------------------------------------------------
                                                            YEAR ENDED APRIL 30,
                                                2004                                2003
                                    -----------------------------------------------------------------
                                      SHARES           AMOUNT              SHARES          AMOUNT
                                    -----------------------------------------------------------------

CLASS A SHARES:
  Shares sold ....................   35,378,870    $   425,043,484        55,622,382    $ 662,145,329
  Shares issued on mergera .......           --                 --         8,070,584       96,362,774
  Shares issued in reinvestment of
   distributions .................   12,861,265        154,134,724        13,540,189      160,855,737
  Shares redeemed ................  (84,299,385)    (1,011,371,712)      (68,849,346)    (818,876,270)
                                    -----------------------------------------------------------------
  Net increase (decrease) ........  (36,059,250)   $  (432,193,504)        8,383,809    $ 100,487,570
                                    -----------------------------------------------------------------
CLASS B SHARES:
  Shares sold ....................    3,226,868    $    38,850,704         7,365,808    $  87,675,417
  Shares issued in reinvestment of
   distributions .................      605,800          7,257,764           557,983        6,626,904
  Shares redeemed ................   (3,240,847)       (38,762,532)       (2,151,635)     (25,596,814)
                                    -----------------------------------------------------------------
  Net increase (decrease) ........      591,821    $     7,345,936         5,772,156    $  68,705,507
                                    -----------------------------------------------------------------
CLASS C SHARES:
  Shares sold ....................    5,535,561    $    66,675,676         9,213,643    $ 109,691,143
  Shares issued on mergera .......           --                 --           412,921        4,930,279
  Shares issued in reinvestment of
   distributions .................      811,835          9,727,201           812,176        9,648,576
  Shares redeemed ................   (7,849,918)       (94,107,668)       (4,672,667)     (55,602,039)
                                    -----------------------------------------------------------------
  Net increase (decrease) ........   (1,502,522)   $   (17,704,791)        5,766,073    $  68,667,959
                                    -----------------------------------------------------------------


                                                              Annual Report | 57

Franklin Federal Tax-Free Income Fund

2. CAPITAL STOCK (CONTINUED)

                                    -----------------------------------------------------------------
                                                            YEAR ENDED APRIL 30,
                                                2004                                2003
                                    -----------------------------------------------------------------
                                      SHARES           AMOUNT              SHARES          AMOUNT
                                    -----------------------------------------------------------------
ADVISOR CLASS:
  Shares sold ....................    2,198,599    $    26,620,078           987,719    $  11,843,853
  Shares issued in reinvestment of
   distributions .................        5,632             67,752               853           10,134
  Shares redeemed ................   (1,383,783)       (16,594,759)         (790,924)      (9,412,930)
                                    -----------------------------------------------------------------
  Net increase (decrease) ........      820,448    $    10,093,071           197,648    $   2,441,057
                                    -----------------------------------------------------------------

aOn February 20, 2003, the Fund acquired the net assets of the Franklin Texas
 Tax-Free Income Fund in a tax-free exchange pursuant to a plan of reorganization approved by Franklin Tax-Free Income Fund's shareholders.


3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .10%, .65%, and .65% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Distributors has advised the Fund it paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the year of $1,125,298 and $645,254, respectively.

The Fund paid transfer agent fees of $3,477,722, of which $2,452,934 was paid to Investor Services.


58 |  Annual Report

Franklin Federal Tax-Free Income Fund

4. INCOME TAXES

At April 30, 2004, the Fund had tax basis capital losses of $48,038,230, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2008 ....................................................   $   678,306
 2009 ....................................................    20,647,631
 2010 ....................................................       133,009
 2012 ....................................................    26,579,284
                                                             -----------
                                                             $48,038,230
                                                             -----------

The tax character of distributions paid during the years ended April 30, 2004 and 2003, was as follows:

                                         ---------------------------------
                                             2004              2003
                                         ---------------------------------
Distributions paid from:
 Tax exempt income ...................   $342,219,948       $367,284,295
 Long-term capital gain ..............             --                 --
                                         ---------------------------------
                                         $342,219,948       $367,284,295
                                         ---------------------------------

At April 30, 2004, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:

Cost of investments .....................................   $6,752,005,819
                                                            ---------------
Unrealized appreciation .................................   $  333,932,484
Unrealized depreciation .................................      (48,131,008)
                                                            ---------------
Net unrealized appreciation (depreciation) ..............   $  285,801,476
                                                            ---------------

Undistributed tax-exempt income .........................   $   11,103,783
Undistributed long-term capital gains ...................               --
                                                            ---------------
Distributable earnings ..................................   $   11,103,783
                                                            ---------------

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, and bond discounts.

Net realized gains/losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales, and bond workout expenditures.


5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended April 30, 2004 aggregated $506,204,765 and $865,405,336, respectively.


                                                              Annual Report | 59

Franklin Federal Tax-Free Income Fund

6. DEFAULTED SECURITIES

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At April 30, 2004, the value of these securities was $42,359,452, representing .59% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. For information as to specific securities, see the accompanying Statement of Investments.


7. MERGER

On February 20, 2003, the Fund acquired the net assets of Franklin Texas Tax-Free Income Fund pursuant to a plan of reorganization approved by Franklin Texas Tax-Free Income Fund's shareholders. The merger was accomplished by a tax-free exchange of 8,070,584 Class A shares and 412,921 Class C shares of the Fund (valued at $11.94 and $11.94, respectively) for the net assets of the Franklin Texas Tax-Free Income Fund which aggregated $101,293,053, including $1,679,385 of unrealized depreciation. The merger was accounted for as a pooling-of-interests without restatement for financial reporting purposes. The combined net assets of the Fund immediately after the merger were $7,560,850,133.


8. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING
On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 14, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

GOVERNMENTAL INVESTIGATIONS
As part of ongoing investigations by the U.S. Securities and Exchange Commission
(SEC), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General and the Vermont Department of Banking, Insurance, Securities, and Health Care Administration, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell Fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.


60 |  Annual Report

Franklin Federal Tax-Free Income Fund

8. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS (CONTINUED)
The staff of the SEC has informed the Company that it intends to recommend that the SEC authorize a civil injunctive action against the Fund's investment manager. The SEC's investigation is focused on the activities that are the subject of the Mass. Proceeding described above and other instances of alleged market timing by a limited number of third parties that ended in 2000. The Company currently believes that the charges the SEC staff is contemplating are unwarranted. There are discussions underway with the SEC staff in an effort to resolve the issues raised in their investigation.

In response to requests for information and subpoenas from the SEC and the California Attorney General, the Company has provided documents and testimony has been taken relating to payments to security dealers who sell Fund shares. Effective November 28, 2003, the Company determined not to direct any further brokerage commissions where the allocation is based, not only on best execution, but also on the sale of Fund shares.

OTHER LEGAL PROCEEDINGS
The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York, New Jersey, and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions.

In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

Management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or class actions or other lawsuits. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


                                                              Annual Report | 61

Franklin Federal Tax-Free Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FRANKLIN FEDERAL TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin Federal Tax-Free Income Fund (the "Fund") at April 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
June 9, 2004


62 |  Annual Report

Franklin Federal Tax-Free Income Fund

TAX DESIGNATION (UNAUDITED)


Under Section 852(b)(5)(A) of the Internal Revenue Code, the Fund hereby designate 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended April 30, 2004. A portion of the Fund's exempt-interest dividends may be subject to the federal alternative minimum tax. In January 2005, shareholders will be notified of amounts for use in preparing their 2004 income tax returns.


Annual Report | 63

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.



INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 FRANK H. ABBOTT, III (83)     Director       Since 1982       112                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Abbott Corporation (an investment company).
------------------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (71)         Director       Since 1982       141                        Director, Bar-S Foods (meat packing
 One Franklin Parkway                                                                     company).
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
 Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
 ROBERT F. CARLSON (76)        Director       Since 1998       51                         None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and FORMERLY,
 member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and Chief
 Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (71)      Director       Since 1989       142                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
 FRANK W.T. LAHAYE (75)        Director       Since 1982       114                        Director, The California Center for Land
 One Franklin Parkway                                                                     Recycling (redevelopment).
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------



64 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (76)        Director       Since 1992       141                        Director, White Mountains Insurance Group,
 One Franklin Parkway                                                                     Ltd. (holding company); Martek Biosciences
 San Mateo, CA 94403-1906                                                                 Corporation; MedImmune, Inc.
                                                                                          (biotechnology); and Overstock.com
                                                                                          (Internet services); and FORMERLY,
                                                                                          Director, MCI Communication Corporation
                                                                                          (subsequently known as MCI WorldCom, Inc.
                                                                                          and WorldCom, Inc.) (communications
                                                                                          services) (1988-2002) and Spacehab, Inc.
                                                                                          (aerospace services) (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
 (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **HARMON E. BURNS (59)        Director and   Director since   38                         None
 One Franklin Parkway          Vice President 1994 and
 San Mateo, CA 94403-1906                     Vice President
                                              since 1986
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
 Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (71)     Director and   Director since   141                        None
 One Franklin Parkway          Chairman of    1982 and
 San Mateo, CA 94403-1906      the Board      Chairman of the
                                              Board since 1993
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
 Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------



                                                              Annual Report | 65

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF          FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION          TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (63) Director,         Director since     124                        None
 One Franklin Parkway          President and     1982, President
 San Mateo, CA 94403-1906      Chief Executive   since 1993 and
                               Officer -         Chief Executive
                               Investment        Officer -
                               Management        Investment
                                                 Management
                                                 since 2002
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
 President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 SHEILA AMOROSO (44)           Vice President    Since 1999         Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 RAFAEL R. COSTAS, JR. (39)    Vice President    Since 1999         Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (43)       Vice President    Since 1995         Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
 Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
 President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.;
 Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief
 Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in
 Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (56)         Senior Vice       Since 2002         Not Applicable             None
 500 East Broward Blvd.        President and
 Suite 2100                    Chief Executive
 Fort Lauderdale, FL           Officer -
 33394-3091                    Finance and
                               Administration
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


66 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF          FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION          TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (56)            Vice President    Since 2000         Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
 officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
 Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (56)         Vice President    Since 2000         Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
 Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc.,
 Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
 Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
 Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
 and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
 Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
 (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
 DIOMEDES LOO-TAM  (65)        Treasurer         Since March 2004   Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 51 of the investment companies in Franklin Templeton Investments; and Consultant, MyVest Corporation (software development company and investment advisory services); and FORMERLY, Director and member of Audit and Valuation Committees, Runkel
 Funds, Inc. (2002-2003); Treasurer/Controller of most of the investment companies in Franklin Templeton Investments (1985-2000);
 and Senior Vice President, Franklin Templeton Services, LLC (1997-2000).
------------------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (66)        Vice President    Since 2002         Not Applicable             Director, FTI Banque, Arch Chemicals,
 600 Fifth Avenue              - AML                                                           Inc. and Lingnan Foundation.
 Rockefeller Center            Compliance
 New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (66)        Vice President    Since 2000         Not Applicable             None
 One Franklin Parkway          and Secretary
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
 Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
 Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 67

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
                                                    LENGTH OF          FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS            POSITION          TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 GALEN G. VETTER (52)             Chief Financial   Since May 2004     Not Applicable             None
 500 East Broward Blvd.           Officer
 Suite 2100
 Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton Services,
 LLC; and FORMERLY, Managing Director of RSM McGladrey, Inc.; and Partner of McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------------
 THOMAS WALSH (42)                Vice President    Since 1999         Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton
Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc. (Resources), which is the parent company of the Trust's adviser and distributor. Harmon E. Burns is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE
FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND
RULES. THE FUND'S BOARD OF DIRECTORS HAVE DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS
DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT
IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH
ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF
QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S.
TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE
SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A
MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF
DIRECTORS BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL
STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND
ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY
COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN
UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT DIRECTOR AS THAT TERM IS DEFINED UNDER THE RELEVANT
SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT
CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.



68 |  Annual Report

Franklin Federal Tax-Free Income Fund

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.


                                                             Annual Report  | 69

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

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

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

Literature Request


For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS


INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund


GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund


GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1


VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund


BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4


SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund


ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund


TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund


INCOME
Franklin Adjustable U.S. Government
  Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5,6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Money Fund 5,6
Franklin Short-Intermediate U.S. Government
  Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund


TAX-FREE INCOME 7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5,6


LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund


INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund


STATE-SPECIFIC 7
Alabama                     Michigan 8
Arizona                     Minnesota 8
California 9                Missouri
Colorado                    New Jersey
Connecticut                 New York 9
Florida 9                   North Carolina
Georgia                     Ohio 8
Kentucky                    Oregon
Louisiana                   Pennsylvania
Maryland                    Tennessee
Massachusetts 8             Virginia


INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 10


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2. The fund is only open to existing shareholders as well as select retirement plans.
3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.
8. Portfolio of insured municipal securities.
9. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
10. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


02/04                                              Not part of the annual report

[GRAPHIC OMITTED]

Franklin Templeton logo

One Franklin Parkway
San Mateo, CA 94403-1906



WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.



ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Federal
Tax-Free Income Fund



INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


116 A2004 06/04

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $67,631 for the fiscal year ended April 30, 2004 and $62,946 for the fiscal year ended April 30, 2003.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of the their financial statements were $48,548 for the fiscal year ended April 30, 2004 and $2,500 for the fiscal year ended April 30, 2003. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $3,721 for the fiscal year ended April 30, 2004 and $0 for the fiscal year ended April 30, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $96,279 for the fiscal year ended April 30, 2004 and $12,975 for the fiscal year ended April 30, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process, subscription fees and a review of an ICI transfer agent survey.

(e) (1) The Fund's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)  pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the Fund by the auditors to the Fund's investment adviser or to any entity that controls, is controlled by or is under common control with the Fund's investment adviser and that provides ongoing services to the Fund where the non-audit services relate directly to the operations or financial reporting of the Fund; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $148,548 for the fiscal year ended April 30, 2004 and $15,475 for the fiscal year ended April 30, 2003.

(h) No disclosures are required by this Item 4(h).

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 30, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    June 30, 2004